1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 12                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 11                                                       [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[x]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 12
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 12 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:


                                The Facing Sheet

                               The Contents Page


                                     PART A
                                     ------
           Prospectuses for Evergreen Fund, Evergreen Micro Cap Fund,
             Evergreen Aggressive Growth Fund, Evergreen Omega Fund,
      Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund,
      Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund
                              are contained herein.

    Prospectuses for the following fund are contained in Registration Statement
                No.333-37453/811-08413 filed on October 1, 1998:
                             Evergreen Masters Fund.

       Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on September 30, 1998: Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth
  Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value Fund, Evergreen
                   Utility Fund and Evergreen Blue Chip Fund.

    Prospectuses for the following funds are contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement
   Fund, Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
                          and Evergreen Balanced Fund.




                                     PART B
                                     ------

   Statement of Additional Information for Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector
    Fund, Evergreen Tax Strategic Equity Fund and Evergreen Masters Fund
                              is contained herein.

    Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on September 30, 1998:
  Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap Equity Income Fund, Evergreen Value
           Fund, Evergreen Utility Fund and Evergreen Blue Chip Fund.


           Statement of Additional Information for the following funds is contained in Registration Statement No. 333-37453/811-08413 filed on July 31, 1998: Evergreen American Retirement Fund,
       Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
                          and Evergreen Balanced Fund.


                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                                  PROSPECTUSES

                            [GRAPHIC APPEARS HERE]

                                   Evergreen

                                       Domestic Growth Funds


Evergreen Fund

Evergreen Micro Cap Fund

Evergreen Aggressive Growth Fund

Evergreen Omega Fund

Evergreen Small Company Growth Fund

Evergreen Strategic Growth Fund

Evergreen Tax Strategic Equity Fund

Class A
Class B
Class C

Evergreen Stock Selector Fund

Class A
Class B

Prospectus, February 1, 1999       [LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES:

Evergreen Fund ............................................................    2
Evergreen Micro Cap Fund ..................................................    4
Evergreen Aggressive Growth Fund ..........................................    6
Evergreen Omega Fund ......................................................    8
Evergreen Small Company Growth Fund .......................................   10
Evergreen Strategic Growth Fund ...........................................   12
Evergreen Stock Selector Fund .............................................   14
Evergreen Tax Strategic Equity Fund .......................................   16

GENERAL INFORMATION:

The Funds' Investment Advisors ............................................   18
The Funds' Portfolio Managers .............................................   18
Calculating the Share Price ...............................................   19
How to Choose an Evergreen Fund ...........................................   19
How to Choose the Share Class
That Best Suits You .......................................................   20
How to Buy Shares .........................................................   22
How to Redeem Shares ......................................................   23
Other Services ............................................................   24
The Tax Consequences of Investing in the Funds ............................   24
Fees and Expenses of the Funds ............................................   25
Financial Highlights ......................................................   26
Other Fund Practices ......................................................   34

In general, Funds included in this prospectus seek to provide investors with capital growth. These Funds tend to have more growth potential, risk and volatility than less aggressive funds.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC APPEARS HERE] RISK FACTORS

What are the specific risks for an investor in the Fund?

[GRAPHIC APPEARS HERE] PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

[GRAPHIC APPEARS HERE] EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

                                    Domestic
                                     Growth
                                     Funds


typically rely on a combination of the following strategies:

 . investing primarily in common stocks;

 . investing in companies expected to provide capital appreciation; and

 . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

 . seek an investment expected to grow over time;
 . can tolerate substantial volatility in the value of their investment.

Following this overview, you will find information on each Domestic Growth Fund's specific investment strategies and risks.

Risk Factors For All Mutual Funds

Please remember that mutual fund investment shares are:

 . not guaranteed to achieve their investment goal
 . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency
 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen Domestic Growth Fund could fluctuate significantly in value over time and could result in a loss of money.

Here are the most important factors that may affect the value of your investment:

Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk

When interest rates go up, the value of debt securities and dividend-paying stocks tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or dividend-paying stocks and interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Small Company Risk

Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

                                                      DOMESTIC GROWTH FUNDS    1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Fund

FUND FACTS:

Goal:
 . Capital Appreciation

Principal Investments:
 . Common Stocks
 . Convertible Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:

 . Evergreen Asset Management Corp.

Portfolio Managers:
 . Stephen A. Lieber
 . Nola Maddox Falcone

NASDAQ Symbols:
EVRAX (Class A)
EVRBX (Class B)
EVRCX (Class C)

Dividend Payment Schedule:
Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in the common stocks of companies with innovative and entrepreneurial management and that exhibit sound financial business practices. The Fund may invest in securities of relatively well-known and large companies as well as small and medium-sized specialty companies. The Fund's managers seek long-term gains from the companies in which the Fund invests.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk

 . Small Company Risk



2    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)*

[BAR CHART APPEARS HERE]

1989     15.01
1990    -11.72
1991     40.05
1992      8.73
1993      6.27
1994      0.73
1995     36.61
1996     17.25
1997     30.09
1998      6.79

Best Quarter:   1st Quarter 1991        +19.63%*

Worst Quarter:  3rd Quarter 1990        -21.34%*

     The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index, which is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Russell 2000 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

                Inception                                       Performance
                  Date        1 year      5 year     10 year       Since
                of Class                                         10/15/71
Class A          1/3/95        1.71%      16.38%      13.37%      16.24%
Class B          1/3/95        1.19%      16.71%      13.62%      16.34%
Class C          1/3/95        5.16%      16.87%      13.61%      16.33%
Russell 2000                  -2.55%      11.87%      12.92%      14.91%**

*Historical performance for Classes A, B and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 10/15/71, and does not reflect 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

     **Inception date of the index is 12/31/78.Performance is since that date. Performance since 1/3/95 is 15.58%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)


Shareholder Transaction Expenses           Class A     Class B      Class C

Maximum sales charge imposed on              4.75%       None         None
purchases (as a % of offering price)

Maximum deferred sales charge                None*      5.00%        1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                 Management       12b-1         Other       Total Fund
                    Fees           Fees       Expenses   Operating Expenses*

Class A             0.89%         0.25%         0.30%         1.44%
Class B             0.89%         1.00%         0.30%         2.19%
Class C             0.89%         1.00%         0.30%         2.19%

*Actual for the fiscal year ended 9/30/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                          Assuming Redemption at             Assuming
                               End of Period              No Redemption
                       Class A    Class B    Class C    Class B    Class C

After 1 year            $  615     $  722     $  322     $  222     $  222
After 3 years           $  909     $  985     $  685     $  685     $  685
After 5 years           $1,225     $1,375     $1,175     $1,175     $1,175
After 10 years          $2,117     $2,245     $2,524     $2,245     $2,524

                                                      DOMESTIC GROWTH FUNDS    3

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Micro Cap Fund

FUND FACTS:

Goal:
 . Capital Appreciation

Principal Investment:
 . Small-Cap Common Stocks

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:

 . Evergreen Asset Management Corp.

Portfolio Managers:
 . A committee including Stephen A. Lieber and Edwin A. Miska

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in common stocks of very small companies (generally between $1 million and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). The Fund seeks companies with promising products or services and the potential for rapid growth. The Fund's managers look for investment opportunities not widely recognized by industry analysts due to the small size of the companies and the resulting limited amounts of information on the companies. The Fund focuses on investing in companies with high returns on equity and consistent earnings growth.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk

 . Small Company Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by very small companies. Please note that the investments in very small companies may accentuate the risks normally associated with small company investing.


4    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)*

[BAR CHART APPEARS HERE]

1989     20.89
1990    -10.42
1991     51.07
1992     10.13
1993      9.55
1994    -10.55
1995     10.31
1996     12.16
1997     47.10
1998    -22.25

Best Quarter:   1st Quarter 1991         +25.86%*

Worst Quarter:  3rd Quarter 1998         -23.89%*

     The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index, which is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Russell 2000 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

               Inception                                       Performance
                  Date        1 year      5 year     10 year      Since
                of Class                                         6/1/83
Class A          1/3/95      -25.94%       3.82%      9.06%       11.97%
Class B          1/3/95      -26.63%       3.96%      9.26%       12.11%
Class C          1/3/95      -23.55%       4.23%      9.28%       12.12%
Russell 2000                  -2.55%      11.87%     12.92%       10.15%**

*Historical performance for Classes A, B and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 6/1/83, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

**Performance since 1/3/95 is 15.58%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses            Class A      Class B     Class C

Maximum sales charge imposed on              4.75%         None        None
purchases (as a % of offering price)

Maximum deferred sales charge                None*         5.00%      1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                Management       12b-1       Other        Total Fund
                   Fees           Fees     Expenses   Operating Expenses*

Class A           1.00%          0.25%       0.40%          1.65%
Class B           1.00%          1.00%       0.40%          2.40%
Class C           1.00%          1.00%       0.40%          2.40%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                         Assuming Redemption at             Assuming
                             End of Period                No Redemption
                     Class A    Class B    Class C      Class B    Class C

After 1 year          $  635     $  743     $  343       $  243     $  243
After 3 years         $  971     $1,048     $  748       $  748     $  748
After 5 years         $1,329     $1,480     $1,280       $1,280     $1,280
After 10 years        $2,337     $2,463     $2,736       $2,463     $2,736


                                                      DOMESTIC GROWTH FUNDS    5

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


Aggressive Growth Fund



FUND FACTS:

Goal:
 . Long-term Capital Appreciation

Principal Investments:
 . Common Stocks
 . Convertible Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management

Portfolio Manager:
 . Harold J. Ireland, Jr.

NASDAQ Symbols:
EAGAX (Class A)
EAGBX (Class B

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund seeks to achieve its goal by investing in emerging growth companies and larger, more well-established companies, which are viewed by the manager as having above-average appreciation potential. The Fund invests at least 65% of its assets in common stocks, or securities convertible into common stocks, of
(1) companies that are in the less seasoned stage of development but expected to grow over the long term, and/or (2) established companies that, in the opinion of the Fund's manager, have growth potential similar to that of companies in the less seasoned stage of development. The Fund may also invest up to 35% of its assets in investment grade corporate bonds, U.S. Government Securities, commercial paper, certificates of deposit and repurchase agreements.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Small Company Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by emerging growth companies. These companies are typically in a less seasoned stage of development. This could lead to wide fluctuations in the price/value of the securities due to limited financing alternatives, limited management depth, intense competition from larger companies, or limited trading liquidity.


6    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

[BAR CHART APPEARS HERE]

1989      33.87
1990      -4.51
1991      77.23
1992      13.90
1993      17.88
1994      -9.31
1995      34.34
1996      17.23
1997       7.66
1998      23.54

Best Quarter:   4th Quarter 1998        +22.90%
Worst Quarter:  3rd Quarter 1990        -19.85%

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index and the S&P 500 Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. These indexes are not actual investments.

Average Annual Total Return
(For the period ended 12/31/98)*


            Inception                                    Performance
               Date     1 year     5 year     10 year       Since
             of Class                                      4/15/83

Class A       4/15/83   17.69%     12.59%      18.59%       13.92%
Class B        7/7/95   17.51%     12.90%      18.89%       14.10%
Class C        8/3/95   21.39%     13.11%      18.87%       14.09%
Russell 2000            -2.55%     11.87%      12.92%       10.84%**
S&P 500                 26.67%     21.39%      16.04%       17.21%***

*Historical performance for Classes B and C prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/15/83, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower.

**Performance since 7/7/95 is 13.54% and since 8/3/95 is 12.04%.
***Performance since 7/7/95 is 24.26% and since 8/3/95 is 24.06%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses          Class A        Class B      Class C

Maximum sales charge imposed on            4.75%           None         None
Purchases (as a % of offering price)

Maximum deferred sales charge              None*          5.00%        1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

             Management    12b-1       Other         Total Fund
                Fees        Fees      Expenses    Operating Expenses*

Class A        0.60%       0.25%        0.47%          1.32%
Class B        0.60%       1.00%        0.47%          2.07%
Class C        0.60%       1.00%        0.47%          2.07%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                          Assuming Redemption at            Assuming
                               End of Period              No Redemption
                       Class A    Class B    Class C    Class B    Class C

After 1 year            $  603     $  710     $  310     $  210     $  210
After 3 years           $  873     $  949     $  649     $  649     $  649
After 5 years           $1,164     $1,314     $1,114     $1,114     $1,114
After 10 years          $1,990     $2,118     $2,400     $2,118     $2,400


DOMESTIC GROWTH FUNDS    7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                  Omega Fund



FUND FACTS:

Goal:
 . Capital Growth

Principal Investments:
 . Common Stocks
 . Convertible Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . Maureen E. Cullinane

NASDAQ Symbol:
EKOAX (Class A)
EKOBX (Class B)
EKOCX (Class C)

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks maximum capital growth.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund utilizes the fully-managed investment concept whereby the Fund's manager will continuously review the Fund's holdings in light of market conditions, business developments and economic trends. During this review process, the Fund's manager seeks to identify and invest in industries that are growing faster than the economy. The Fund invests in companies of all sizes. The continuous review may lead to high portfolio turnover, but that will not limit investment decisions. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk

 . Small Company Risk


8    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

[BAR CHART APPEARS HERE]

1989        33.05
1990        -2.38
1991        54.49
1992         4.00
1993        19.33
1994        -5.66
1995        36.94
1996        11.31
1997        24.53
1998        27.30

Best Quarter:   1st Quarter 1991         +26.03%
Worst Quarter:  3rd Quarter 1990         -14.82%

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(For the period ended 12/31/98)*

          Inception                                         Performance
             Date        1 year      5 year      10 year       Since
           of Class                                           4/29/68

Class A    4/29/68       21.27%      16.78%       18.39%        13.66%
Class B     8/2/93       21.43%      16.69%       18.42%        13.67%
Class C     8/2/93       25.43%      16.89%       18.43%        13.68%
S&P 500                  26.67%      21.39%       16.04%        12.66%**


*Historical performance for Classes B and C prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/29/68, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower.

**Performance since 8/2/93 is 21.39%

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses          Class A        Class B       Class C

Maximum sales charge imposed on            4.75%           None          None
Purchases (as a % of offering price)

Maximum deferred sales charge              None*          5.00%          1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                   Management      12b-1         Other       Total Fund
                      Fees          Fees       Expenses   Operating Expenses*

Class A              0.74%         0.25%         0.36%         1.35%
Class B              0.74%         1.00%         0.36%         2.10%
Class C              0.74%         1.00%         0.36%         2.10%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                       Assuming Redemption at            Assuming
                           End of Period              No Redemption
                   Class A    Class B    Class C    Class B    Class C

After 1 year        $  606     $  713     $  313     $  213     $  213
After 3 years       $  882     $  958     $  658     $  658     $  658
After 5 years       $1,179     $1,329     $1,129     $1,129     $1,129
After 10 years      $2,022     $2,150     $2,431     $2,150     $2,431


                                                        DOMESTIC GROWTH FUNDS  9

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           Small Company Growth Fund

FUND FACTS:

Goal:
 . Long-Term Capital Growth


Principal Investment:
 . Small-Cap Common Stocks

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . J. Gary Craven

NASDAQ Symbol:
EKAAX (Class A)
EKABX (Class B)

Dividend Payment Schedule:
 . Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term growth of capital.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 65% of its assets in common stocks of companies with small market capitalizations (less than $1 billion) at the time of the Fund's investment. The Fund may also invest up to 35% of its assets in corporate securities without regard to the market capitalization of the issuer, including
(1) common stocks of companies with large and medium market capitalizations (at least $1 billion), (2) securities convertible into common stocks, and (3) rights or warrants to purchase common stocks. While income is not a goal of the Fund, securities with strong income potential may be included in the portfolio as long as they do not conflict with the Fund's goal of long-term capital growth. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Small Company Risk


10    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

[BAR CHART APPEARS HERE]

1989          23.61
1990          -6.01
1991          72.90
1992           9.86
1993          25.34
1994           0.18
1995          36.27
1996           0.82
1997          13.39
1998         -17.00

Best Quarter:   1st Quarter 1991        +33.82%
Worst Quarter:  3rd Quarter 1998        -29.40%

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index, which is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Russell 2000 Index is not an actual investment.

Average Annual Total Return
(For the period ended 12/31/98)*

               Inception                             Performance
                  Date     1 year  5 year  10 year      Since
                of Class                               9/11/35

Class A          1/20/98  -20.33%   5.06%   13.74%      9.80%
Class B          9/11/35  -20.35%   5.10%   13.61%      9.76%
Class C          1/26/98  -17.55%   5.31%   13.38%      9.66%
Russell 2000               -2.55%  11.87%   12.92%     14.91%**


*Historical performance for Classes A and C prior to inception reflects that of Class B, the original class offered, the inception date of which is 9/11/35, and has been adjusted for appropriate 12b-1 fees for each class.

     **Inception date of the index is 12/31/78. Performance is since that date. Performance since 1/20/98 is -0.99% and since 1/26/98 is 1.46%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses         Class A      Class B       Class C

Maximum sales charge imposed on           4.75%         None          None
Purchases (as a % of offering price)

Maximum deferred sales charge             None*         5.00%         1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


             Management       12b-1         Other        Total Fund
                Fees           Fees        Expenses   Operating Expenses*

Class A        0.49%          0.25%          0.33%          1.07%
Class B        0.49%          1.00%          0.33%          1.82%
Class C        0.49%          1.00%          0.33%          1.82%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                         Assuming Redemption at            Assuming
                             End of Period               No Redemption

                     Class A    Class B    Class C    Class B    Class C

After 1 year          $  579     $  685     $  285     $  185     $  185
After 3 years         $  799     $  873     $  573     $  573     $  573
After 5 years         $1,037     $1,185     $  985     $  985     $  985
After 10 years        $1,719     $1,848     $2,137     $1,848     $2,137


                                                     DOMESTIC GROWTH FUNDS    11

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                             Strategic Growth Fund


FUND FACTS:

Goal:
 . Capital Growth

Principal Investments:
 . Common Stocks
 . Bonds
 . Convertible Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . Maureen E. Cullinane

NASDAQ Symbols:
EKJAX (Class A)
EKJBX (Class B)

Dividend Payment Schedule:
 . Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks growth of capital.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund seeks to achieve its goal by investing in a wide range of sectors, industries and companies both in the U.S. and abroad. The Fund invests primarily in domestic common stocks, bonds (including bonds convertible into or exchangeable for common stocks) and rights or warrants to purchase common stocks. The Fund may also invest in foreign securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Interest Rate Risk
 . Credit Risk




12    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class B shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

[BAR CHART APPEARS HERE]

1989        24.09
1990        -6.99
1991        41.58
1992         8.36
1993        13.12
1994        -2.95
1995        28.51
1996        11.96
1997        31.71
1998        25.02


Best Quarter:   4th Quarter 1998        +20.73%
Worst Quarter:  3rd Quarter 1990        -15.05%

The next table lists the Fund's average year-by-year return by class over the past one, five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return

(For the period ended 12/31/98)*

             Inception                                        Performance
                Date       1 year       5 year     10 year       Since
              of Class                                          9/11/35
Class A        1/20/98     19.95%       17.61%      16.46%       11.78%
Class B        9/11/35     20.02%       17.91%      16.50%       11.74%
Class C        1/22/98     24.02%       17.89%      16.06%       11.62%
S&P 500                    26.67%       21.39%      16.04%       12.31%**

*Historical performance for Classes A and C prior to inception reflects that of Class B, the original class offered, the inception date of which is 9/11/35, and have been adjusted for appropriate 12b-1 fees for each class.

**Performance since 1/20/98 is 27.17%and since 1/22/98 is 29.45%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A        Class B        Class C

Maximum sales charge imposed on           4.75%          None           None
Purchases (as a % of offering price)

Maximum deferred sales charge             None*          5.00%          1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

           Management     12b-1       Other         Total Fund
              Fees        Fees       Expenses   Operating Expenses*

Class A      0.53%        0.25%        0.31%          1.09%
Class B      0.53%        1.00%        0.31%          1.84%
Class C      0.53%        1.00%        0.31%          1.84%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                        Assuming Redemption at             Assuming
                             End of Period               No Redemption
                     Class A    Class B    Class C    Class B    Class C

After 1 year          $  581     $  687     $  287     $  187     $  187
After 3 years         $  805     $  879     $  579     $  579     $  579
After 5 years         $1,047     $1,196     $  996     $  996     $  996
After 10 years        $1,741     $1,870     $2,159     $1,870     $2,159


                                                     DOMESTIC GROWTH FUNDS    13

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                              Stock Selector Fund


FUND FACTS:

Goal:
 . Total Return

Principal Investments:
 . Common Stocks
 . Bonds
 . Convertible Securities

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B

Investment Advisor:
 . Meridian Investment Company

Portfolio Manager:
 . Joseph E. Stocke

NASDAQ Symbols:
EVSAX  (Class A)

Dividend Payment Schedule:
 . Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks maximum total return.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund strives to provide a total return greater than that of the S&P 500 Index by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies expected to experience growth in earnings and price. Companies of all sizes will be considered for the Fund's portfolio. The Fund may also invest up to 20% of its assets in preferred stocks, securities convertible into common stock, corporate bonds and notes, and short term obligations.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk
 . Small Company Risk




14    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 2/28/90. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

[BAR CHART APPEARS HERE]

1989
1990
1991            43.19
1992             9.18
1993             8.01
1994            -2.59
1995            35.43
1996            27.19
1997            30.43
1998            12.55


Best Quarter:   4th Quarter 1998        +26.52%
Worst Quarter:  3rd Quarter 1998        -18.28%

     The next table lists the Fund's average year-by-year return by class over the past one,five and ten years and since inception (through 12/31/98), including sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Fund's, the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(For the period ended 12/31/98)*

             Inception                                 Performance
                Date     1 year    5 year   10 year      Since
              of Class                                  2/28/90
Class A        2/28/90    7.19%    18.60%     N/A        17.05%
Class B        11/7/97    8.12%    17.28%     N/A        16.44%
S&P 500                  26.67%    21.39%     N/A        19.03%*

*Historical performance for Class B prior to inception reflects that of Class A, the original class offered, the inception date of which is 2/28/90, and includes appropriate 12b-1 fees for Class A. If 12b-1 fees for Class B were reflected, returns for Class B would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

**Performance since 11/7/97 is 26.36%

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses          Class A       Class B         Class C

Maximum sales charge imposed on            4.75%          None            None
Purchases (as a % of offering price)

Maximum deferred sales charge              None*          5.00%           1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)*

                   Management       12b-1        Other         Total Fund
                      Fees          Fees        Expenses   Operating Expenses**
Class A               0.74%         0.25%         0.26%         1.25%
Class B               0.74%         1.00%         0.26%         2.00%

* From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees would be 1.18% for Class A and 1.94% for Class B.

**Actual for the fiscal year ended 9/30/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                       Assuming Redemption at              Assuming
                            End of Period                No Redemption
                       Class A        Class B               Class B
After 1 year            $  596         $  703                $  203
After 3 years           $  853         $  927                $  627
After 5 years           $1,129         $1,278                $1,078
After 10 years          $1,915         $2,043                $2,043

                                                     DOMESTIC GROWTH FUNDS    15

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           Tax Strategic Equity Fund


FUND FACTS:

Goal:
 . Tax-Efficient Long-Term Capital Growth

Principal Investment:
 . Common Stocks

Classes of Shares Offered in this Prospectus:
 . Class A
 . Class B
 . Class C

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Manager:
 . Stephen A. Lieber

NASDAQ Symbols:
None

Dividend Payment Schedule:
 . Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital growth within a tax-efficient strategy.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 65% of assets in common stocks of companies with large and medium market capitalizations (at least $1 billion). The Fund may also invest up to 35% of its assets in (1) foreign securities, including foreign securities represented by American Depository Receipts and (2) common stocks of companies with small market capitalizations (less than $1 billion). The Fund uses investment techniques that reduce the impact of taxes on shareholder returns. One of these techniques is to buy stocks paying low or no dividends which reduces the taxable dividends the Fund pays to shareholders. Another technique is to purchase securities the Fund expects to hold for growth over the long-term. This practice decreases the Fund's portfolio turnover rate, which in turn lessens the taxable capital gain, if any, the Fund pays to shareholders. A third technique, used when selling securities in the portfolio, involves selling the securities with the highest cost basis in order to minimize realized capital gain. This also lessens taxable distributions to shareholders.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Small Company Risk


16    DOMESTIC GROWTH FUNDS

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                                   EVERGREEN
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[GRAPHIC APPEARS HERE] PERFORMANCE

     The return for Class A shares since inception on 9/1/98 to 12/31/98 is 36.30%*. This figure includes the effects of Fund expenses, but not sales charges. The return would be lower if sales charges were included. Past performance is not an indication of future results.

* Historical performance for Class A prior to inception reflects that of Class Y, the original class offered, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses        Class A        Class B         Class C

Maximum sales charge imposed on          4.75%           None            None
Purchases (as a % of offering price)

Maximum deferred sales charge            None*           5.00%           1.00%
(as a % of either the redemption
amount or initial investment,
whichever is lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)*

                    Management      12b-1         Other        Total Fund
                       Fees         Fees        Expenses   Operating Expenses**
Class A               0.95%         0.25%         0.97%         2.17%
Class B               0.95%         1.00%         0.97%         2.92%
Class C               0.95%         1.00%         0.97%         2.92%

*From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees would be 1.54% for Class A, 2.29% for Class B and 2.29% for Class C.

**Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                      Assuming Redemption at                 Assuming
                          End of Period                   No Redemption

                  Class A    Class B    Class C         Class B    Class C

After 1 year       $  685     $  795     $  395          $  295     $  295
After 3 years      $1,122     $1,204     $  904          $  904     $  904
After 5 years      $1,584     $1,738     $1,538          $1,538     $1,538
After 10 years     $2,859     $2,983     $3,242          $2,983     $3,242


                                                     DOMESTIC GROWTH FUNDS    17

--------------------------------------------------------------------------------
                                   Evergreen
--------------------------------------------------------------------------------

The Funds' Investment Advisors

Each investment advisor manages a Fund's investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Domestic Growth Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237.4 billion in consolidated assets as of December 31, 1998. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:

      . Evergreen Fund,
      . Micro Cap Fund and
      . Tax Strategic Equity Fund.

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $18.2 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:

      . Omega Fund,
      . Small Company Growth Fund and
      . Strategic Growth Fund.

EIMC has been managing money for over 50 years and currently manages over $8.9 billion in assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to:

      . Aggressive Growth Fund.

EIM, (formerly known as the Capital Management Group, or CMG) a division of First Union National Bank, has been managing mutual funds and private accounts since 1932 and currently manages over $28.1 billion in assets for 42 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Meridian Investment Company (MIC) is the investment advisor to:

      . Stock Selector Fund.

MIC has been managing money for over 15 years and currently manages over $3 billion in assets, including $500 million in assets for two of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.

European Currency Conversion Risk

Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities, your investment in the Fund may be adversely affected if these technical modifications have not been implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies eliminated, which may also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Evergreen Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber, and Nola Maddox Falcone, C.F.A. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Ms. Falcone is President and Co-Chief Executive Officer of EAMC. She joined Lieber & Company as Senior Portfolio Manager in 1974, and was a General Partner from January 1981 to June 1994.


18    DOMESTIC GROWTH FUNDS

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                                   EVERGREEN
--------------------------------------------------------------------------------

Micro Cap Fund

The day-to-day management of the Fund is handled by a committee of portfolio managers and stock analysts including Stephen A. Lieber and Edwin A. Miska. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Mr. Miska has been an analyst and portfolio manager with EAMC and its predecessor since 1989.

Aggressive Growth Fund

The day-to-day management of the Fund is handled by Harold J. Ireland, Jr. He is a Vice President of EIM who has been a portfolio manager at EIM since 1995. Mr. Ireland previously worked for Palm Beach Capital Management, Inc. where he was portfolio manager of the Fund's predecessor, ABT Emerging Growth Fund, from its inception in 1983 to 1995.

Omega Fund

The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1989. Ms. Cullinane is a Senior Vice President and Senior Portfolio Manager of EIMC and has over 20 years of investment experience.

Small Company Growth Fun

The day-to-day management of the Fund has been handled by J. Gary Craven since November 1996 when he joined EIMC. Mr. Craven is a Senior Vice President and Chief Investment Officer of EIMC, as well as Group Leader for the small-cap equity group. Prior to joining EIMC, Mr. Craven was a portfolio manager for 9 years at Invista Capital Management, Inc.

Strategic Growth Fund

The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1995. Ms. Cullinane is a Senior Vice President and Senior Portfolio Manager of EIMC and has over 20 years of investment experience.

Stock Selector Fund

The day-to-day management of the Fund is handled by Joseph E. Stocke, CFA. Mr. Stocke joined MIC in 1983 as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities. Mr. Stocke managed the Special Equity Fund and Core Equity Fund (the predecessor of Evergreen Stock Selector Fund) of CoreFunds, Inc. from 1990 to July 1998.

Tax Strategic Equity Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's' Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

 . Most importantly, read the prospectus to see if the Fund is suitable for you.

 . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and

                                                     DOMESTIC GROWTH FUNDS    19

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

  will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Evergreen Domestic Growth Funds offer three different retail share classes (except Evergreen Stock Selector Fund, which offers two). Each retail class of shares has its own sales charge. Pay particularly close attention to this fee structure so you know how much you will be paying before you invest.

Class A

If you select Class A shares, you may pay a front-end sales charge of up to 4.75%. This charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                       As a % of       As a %              Dealer
  Your                NAV excluding     of your           commission
  Investment          sales charge     investment       as a % of  NAV

   Up to $49,999        4.75%           4.99%              4.25%
  $50,000-$99,999       4.50%           4.71%              4.25%
  $100,000-$249,999     3.75%           3.90%              3.25%
  $250,000-$499,999     2.50%           2.56%              2.00%
  $500,000-$999,999     2.00%           2.04%              1.75%
  $1,000,000 and over      0%              0%              1.00% of the amount
                                                     invested up to $2,999,999;
                                   .50% of the amount invested over $2,999,999,
                      up to $4,999,999; and .25% of the excess over $4,999,999.

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within thirteen months of purchase.


Two ways you can reduce your Class A sales charges:

1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.

2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

Each Fund may also sell Class A shares at net asset value without any initial or contingent sales charge to the Directors, Trustees, officers and employees of the Fund and the advisory affiliates of First Union Corporation, and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc., and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as the 12b-1 fee. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

Time Held                                     Contingent Deferred
                                                 Sales Charge
Month of Purchase + First 12 Month Period           5.00%
Month of Purchase + Second 12 Month Period          4.00%
Month of Purchase + Third 12 Month Period           3.00%
Month of Purchase + Fourth 12 Month Period          3.00%
Month of Purchase + Fifth 12 Month Period           2.00%
Month of Purchase + Sixth 12 Month Period           1.00%
Thereafter                                             0%
After 7 Years                                 Converts to Class A
Dealer Allowance                                    4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gain in the value of your shares.

Class C

Class C Shares are similar to Class B Shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fee continues for the life of the account.

         Time Held                       Contingent Deferred
                                             Sales Charge
Month of Purchase + Less Than 1 Year            1.00%
Month of Purchase + 1 Year or More                 0%

20    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Waiver of Class B or Class C Deferred Sales Charges

You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

 . When the shares were purchased through reinvestment of dividends/capital gains . Death or disability
 . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under
  ERISA
 . Automatic IRA withdrawals if your age is at least 59 1/2
 . Automatic withdrawals of up to 1.0% of the account balance per month
 . Loan proceeds and financial hardship distributions from a retirement plan
 . Returns of excess contributions or excess deferral amounts made to a retirement plan participant


                                                     DOMESTIC GROWTH FUNDS    21

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.


Minimum Investments
                                   Initial        Additional

Regular Accounts                    $1,000           None
IRAs                                  $250           None
Systematic Investment Plan             $50           $25


Method            Opening an Account                                                Adding to an Account

By Mail or        . Complete and sign the account application.                      . Make your check payable to Evergreen Funds.
through an        . Make the check payable to Evergreen Funds.                      . Write a note specifying:
Investment        . Mail the application and your check to the address below:         - the Fund name
Professional           Evergreen Service Company       Overnight Address:             - share class
                       P.O. Box 2121                   Evergreen Service Company      - your account number
                       Boston, MA  02106-2121          200 Berkeley St.               - the name(s) in which the account is
                                                       Boston, MA  02116-5039       . Mail to the address below or deliver to your
                  . Or deliver them to your investment representative (provided       investment representative.
                    he or she has a broker-dealer arrangement with Evergreen
                    Distributor, Inc.)



By Phone          . Call 1-800-343-2898 to set up an account number and get         . Call the Evergreen Express Line at
                    wiring instructions (call before 12 noon if you want wired        1-800-346-3858 24 hours a day or
                    funds to be credited that day).                                   1-800-343-2898 between 8 a.m. and 6 p.m.
                  . Instruct your bank to wire or transfer your purchase (they        Eastern time, on any business day.
                    may charge a wiring fee).                                       . If your bank account is set up on file, you
                  . Complete the account application and mail to:                     can request either:
                       Evergreen Service Company       Overnight Address:             - Federal Funds Wire (offers immediate access
                       P.O. Box 2121                   Evergreen Service Company        to funds) or
                       Boston, MA  02106-2121          200 Berkeley St.               - Electronic transfer through the Automated
                                                       Boston, MA  02116-5039           Clearing House which avoids wiring fees.
                  . Wires received after 4:00 p.m. Eastern time on market
                    trading days will receive the next market day's closing
                    price.


By Exchange       . You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at 1-800-346-3858.*
                  . You can only exchange shares within the same class.
                  . There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.
                  . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
                  . Exchanges are limited to three per calendar quarter, and five per calendar year.
                  . Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see below).


Systematic        . You can transfer money automatically from your bank account     . To establish automatic investing for an
Investment          into your Fund on a monthly basis.                                existing account, call 1-800-343-2898 for an
Plan (SIP)        . Initial investment minimum is $50 if you invest at least $25      application.
                    per month with this service.                                    . The minimum is $25 per month or $75 per
                  . To enroll, check off the box on the account application and       quarter.
                    provide:                                                        . You can also establish an investing program
                    - your bank account information                                   through direct deposit from your paycheck.
                    - the amount and date of your monthly investment.                 Call 1-800-343-2898 for details.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


22    DOMESTIC GROWTH FUNDS

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                                   EVERGREEN
--------------------------------------------------------------------------------


HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:


Methods           Requirements

Call Us           . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-2898 between 8 a.m. and 6 p.m.
                    Eastern time, on any business day.
                  . This service must be authorized ahead of time, and is only available for regular accounts.*
                  . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.
                  . We can either:
                    - wire the proceeds into your bank account (service charges may apply)
                    - electronically transmit the proceeds into your bank
                      account via the Automated Clearing House service
                    - mail you a check.
                  . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
                  . See exceptions list below for requests that must be made in writing.


Write Us          . You can mail a redemption request to:
                       Evergreen Service Company       Overnight Address:
                       P.O. Box 2121                   Evergreen Service Company
                       Boston, MA  02106-2121          200 Berkeley St.
                                                       Boston, MA  02116-5039
                  . Your letter of instructions must:
                    - list the Fund name and the account number
                    - indicate the number of shares or dollar value you wish to redeem
                    - be signed by the registered owner(s).
                  . See exceptions list below for requests that must be
                    signature guaranteed.
                  . To redeem from an IRA or other retirement account, call
                    1-800-346-3858 for a special application.


Sell Your         . You may also redeem your shares through participating
Shares in           broker-dealers by delivering a letter as described above to
Person              your broker-dealer.
                  . A fee may be charged for this service


Systematic        . You can transfer money automatically from your Fund account
Withdrawal          on a monthly or quarterly basis -- without redemption fees.
Plan (SWP)        . The withdrawal can be mailed to you, or deposited directly to your bank account.
                  . The minimum is $75 per month.
                  . The maximum is 1% of your account per month or 3% per
                    quarter.
                  . To enroll, call 1-800-343-2898 for an application.



Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
 . You are redeeming more than $50,000
 . You want the proceeds transmitted to a bank account not listed on the account . You want the proceeds payable to anyone other than the registered owner(s) of the account
 . Either your address or the address of your bank account has been changed within 30 days
 . The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document


Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange


                                                     DOMESTIC GROWTH FUNDS    23

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                                   EVERGREEN
--------------------------------------------------------------------------------


OTHER SERVICES

Evergreen Express Line

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (capital gains and dividends)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund distributes two types of taxable income to you:

 . Dividends. The Fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen Domestic Growth Fund is listed under the Fund's Investment Strategy section in the summary of each Fund previously presented.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Domestic Growth Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998).

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.


24    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fee

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. These fees increase the cost of your investment. The purpose of the 12b-1 fee is to promote the sale of more shares of the Funds to the public. The Funds might use this fee for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses

Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


                                                      DOMESTIC GROWTH FUNDS   25

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

     This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been derived from financial information audited by PricewaterhouseCoopers LLP: Evergreen Fund for each fiscal year or period shown below; Micro Cap Fund for each fiscal year ended September 30, 1998 through 1996; Aggressive Growth Fund for each fiscal year or period ended September 30, 1998 through 1995; and Stock Selector Fund for the fiscal period ended September 30, 1998. The following tables have been derived from financial information audited by KPMG Peat Marwick LLP: Omega Fund,

--------------------------------------------------------------------------------
EVERGREEN FUND                         CLASS A

                                                Year Ended September 30,
                                         --------------------------------------
                                         1998        1997         1996     1995*
------------------------------------------------------------------------------------
Net asset value, beginning of year     $ 22.96     $ 17.64    $ 15.55    $ 11.97
                                       =======     =======    =======    =======
 ....................................................................................
Income from investment operations
Net investment income                     0.06#       0.11#      0.12       0.01
 ....................................................................................
Net realized and unrealized gains
  or losses on securities                (1.31)       5.71       2.61       3.57
                                       -------     -------    -------    -------
 ....................................................................................
Total from investment operations         (1.25)       5.82       2.73       3.58
                                       -------     -------    -------    -------
 ....................................................................................
Less distributions
From net investment income               (0.10)      (0.09)     (0.06)      0
 ....................................................................................
From net realized gain on securities     (0.50)      (0.41)     (0.58)      0
                                       -------     -------    -------    -------
 ....................................................................................
Total distributions                      (0.60)      (0.50)     (0.64)      0
                                       -------     -------    -------    -------
 ....................................................................................
Net asset value, end of year           $ 21.11     $ 22.96    $ 17.64    $ 15.55
                                       =======     =======    =======    =======
 ....................................................................................
Total Return+                            (5.59%)     33.72%     18.07%     29.91%
 ....................................................................................
Ratios/supplemental data
Net assets, end of year (millions)     $   183     $   161    $    87    $    29
 ....................................................................................
Ratios to average net assets:
  Total expenses                          1.44%       1.40%      1.45%      1.70%++
 ....................................................................................
  Net investment income                   0.24%       0.58%      0.63%      0.13%++
 ....................................................................................
Portfolio turnover rate                      7%         12%        15%        19%
 ....................................................................................

+   Excluding sales charges.
++  Annualized.


--------------------------------------------------------------------------------

MICRO CAP FUND                         CLASS A

                                                Year Ended September 30,
                                          -------------------------------------
                                          1998         1997      1996      1995*
------------------------------------------------------------------------------------
Net asset value, beginning of year     $  26.68     $ 17.31    $  18.41  $ 15.76
                                          =====     =======     =======   =====
 ....................................................................................
Income from investment operations
Net investment income                     (0.24)#     (0.15)      (0.10)   (0.10)
 ....................................................................................
Net realized and unrealized gains
or losses on securities                   (5.17)       9.52       (0.44)    2.75
                                       --------     -------    --------  -------
 ....................................................................................
Total from investment operations          (5.41)       9.37       (0.54)    2.65
                                       --------     -------    --------  -------
 ....................................................................................
Less distributions
From net realized gain on securities      (1.39)        0         (0.56)    0
                                       --------     -------    --------  -------
 ....................................................................................
Total distributions                       (1.39)        0         (0.56)    0
                                       --------     -------    --------  -------
 ....................................................................................
Net asset value, end of year           $  19.88     $ 26.68    $  17.31  $ 18.41
                                       ========     =======    ========  =======
 ....................................................................................
Total Return+                            (21.49%)     54.13%      (2.90%)  16.81%
 ....................................................................................
Ratios/supplemental data
Net assets, end of year (thousands)    $  4,741     $ 2,438     $   903  $ 1,089
 ....................................................................................
Ratios to average net assets:
  Total expenses                           1.64%       1.79%       1.73%    1.51%++
 ....................................................................................
  Interest expense                         0.03%       0.02%       0.02%    N/A
 ....................................................................................
  Net investment income                   (0.95%)     (0.73%)     (0.52%)  (1.03%)++
 ....................................................................................
Portfolio turnover rate                      47%         59%        160%      84%
 ....................................................................................

+   Excluding sales charges.
++  Annualized.


26    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

     Small Company Growth Fund, Strategic Growth Fund and Tax Strategic Equity Fund. The information in the tables for Stock Selector Fund (formerly CoreFunds, Inc. Core Equity Fund) for the periods ended June 30, 1996 through 1998 has been audited by Ernst & Young LLP, indpendent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

--------------------------------------------------------------------------------

CLASS B                                                CLASS C

         Year Ended September 30,                             Year Ended September 30,
  ----------------------------------------              ------------------------------------
  1998        1997       1996         1995*             1998       1997       1996      1995*
-----------------------------------------------        -------------------------------------------

 $22.69      $17.49      $15.48      $11.97            $22.66     $17.47     $15.48     $11.97
 ======      ======      ======      ======            ======     ======     ======     ======
 ...............................................        ...........................................

  (0.12)#     (0.03)#     (0.03)      (0.02)            (0.11)#    (0.04)#      0        (0.01)
 ...............................................        ...........................................
  (1.25)       5.64        2.64        3.53             (1.26)      5.64       2.61       3.52
 ------      ------      ------      ------            ------     ------     ------     ------
 ...............................................        ...........................................
  (1.37)       5.61        2.61        3.51             (1.37)      5.60       2.61       3.51
 ------      ------      ------      ------            ------     ------     ------     ------
 ...............................................        ...........................................

    0           0         (0.02)        0                 0          0        (0.04)       0
 ...............................................        ...........................................
  (0.50)      (0.41)      (0.58)        0               (0.50)     (0.41)     (0.58)       0
 ------      ------      ------      ------            ------     ------     ------     ------
 ...............................................        ...........................................
  (0.50)      (0.41)      (0.60)        0               (0.50)     (0.41)     (0.62)       0
 ------      ------      ------      ------            ------     ------     ------     ------
 ...............................................        ...........................................
 $20.82      $22.69      $17.49      $15.48            $20.79     $22.66     $17.47     $15.48
 ======      ======      ======      ======            ======     ======     ======     ======
 ...............................................        ...........................................
  (6.18%)     32.69%      17.29%      29.32%            (6.19%)    32.67%     17.29%     29.32%
 ...............................................        ...........................................

   $624        $503        $254         $74               $13         $9         $6         $2
 ...............................................        ...........................................

   2.19%       2.15%       2.18%       2.32%++           2.19%      2.16%      2.14%      2.12%++
 ...............................................        ...........................................
  (0.50%)     (0.16%)     (0.10%)     (0.48%)++         (0.50%)    (0.18%)    (0.07%)    (0.31%)++
 ...............................................        ...........................................
      7%         12%         15%         19%                7%        12%        15%        19%
 ...............................................        ...........................................

* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
# Net investment income is based on average shares outstanding during the period.
--------------------------------------------------------------------------------

CLASS B                                             CLASS C

           Year Ended September 30,                          Year Ended September 30,
  ----------------------------------------            ------------------------------------
  1998        1997        1996        1995*           1998        1997      1996      1995*
----------------------------------------------      ------------------------------------------
$26.14      $17.07      $18.30      $15.76          $26.16      $17.09    $18.31    $15.76
======      ======      ======      ======          ======      ======    ======    ======
 ..............................................      ..........................................

 (0.42)#     (0.28)#     (0.25)      (0.20)          (0.43)#     (0.25)#   (0.35)    (0.20)
 ..............................................      ..........................................
 (5.02)       9.35       (0.42)       2.74           (5.01)       9.32     (0.31)     2.75
------      ------      ------      ------          ------      ------    ------    ------
 ..............................................      ..........................................
 (5.44)       9.07       (0.67)       2.54           (5.44)       9.07     (0.66)     2.55
------      ------      ------      ------          ------      ------    ------    ------
 ..............................................      ..........................................

 (1.39)        0         (0.56)        0             (1.39)        0       (0.56)      0
------      ------      ------      ------          ------      ------    ------    ------
 ..............................................      ..........................................
 (1.39)        0         (0.56)        0             (1.39)        0       (0.33)      0
------      ------      ------      ------          ------      ------    ------    ------
 ..............................................      ..........................................
$19.31      $26.14      $17.07      $18.30          $19.33      $26.16    $17.09    $18.31
======      ======      ======      ======          ======      ======    ======    ======
 ..............................................      ..........................................
(22.07%)     53.13%      (3.64%)     16.12%         (22.05%)     53.07%    (3.58%)   16.18%
 ..............................................      ..........................................

$4,236      $1,713      $1,461      $2,020          $3,093        $261       $27       $62
 ..............................................      ..........................................

  2.38%       2.59%       2.47%       2.26%++         2.39%       2.56%     2.44%     2.25%++
 ..............................................      ..........................................
  0.03%       0.02%       0.02%        N/A            0.03%       0.02%     0.02%      N/A
 ..............................................      ..........................................
 (1.70%)     (1.44%)     (1.28%)     (1.77%)++       (1.71%)     (1.50%)   (1.35%)   (1.76%)++
 ..............................................      ..........................................
    47%         59%        160%         84%             47%         59%      160%       84%
 ..............................................      ..........................................

* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
# Net investment income is based on average shares outstanding during the period.

                                                     DOMESTIC GROWTH FUNDS    27

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

AGGRESSIVE GROWTH FUND                                    CLASS A

                                                                   Year Ended September 30,                Year Ended October 31,
                                                          ---------------------------------------------    ----------------------
                                                             1998         1997        1996     1995*(a)      1994(a)    1993(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                         $23.48       $21.04      $17.37     $13.85        $14.44     $11.76
                                                           ======       ======      ======     ======        ======     ======
 .................................................................................................................................
Income from investment operations
Net investment income                                       (0.25)#      (0.21)#     (0.15)     (0.16)        (0.13)#    (0.12)#
 .................................................................................................................................
Net realized and unrealized gains or losses
  on securities                                             (1.12)        2.65        4.46       3.68         (0.22)      3.06
                                                           ------       ------      ------     ------        ------     ------
 .................................................................................................................................
Total from investment operations                            (1.37)        2.44        4.31       3.52         (0.35)      2.94
                                                           ------       ------      ------     ------        ------     ------
 .................................................................................................................................
Less distributions
From net realized gain on securities                        (0.85)         0         (0.64)       0           (0.24)     (0.26)
                                                           ------       ------      ------     ------        ------     ------
 .................................................................................................................................
Total distributions                                         (0.85)         0         (0.64)       0           (0.24)     (0.26)
                                                           ------       ------      ------     ------        ------     ------
 .................................................................................................................................
Net asset value, end of year                               $21.26       $23.48      $21.04     $17.37        $13.85     $14.44
                                                           ======       ======      ======     ======        ======     ======
 .................................................................................................................................
Total Return+                                               (5.93%)      11.60%      25.62%     25.42%        (2.42%)    25.31%
 .................................................................................................................................
Ratios/supplemental data
Net assets, end of year (thousands)                      $137,776     $173,982     $96,608    $70,858       $64,635    $58,053
 .................................................................................................................................
Ratios to average net assets:
        Total expenses                                       1.33%        1.26%       1.22%      1.47%++       1.25%      1.31%
 .................................................................................................................................
        Net investment income                               (1.14%)      (1.05%)     (0.86%)    (1.12%)++     (0.92%)    (0.92%)
 .................................................................................................................................
Portfolio turnover rate                                        22%          56%         33%        31%           59%        48%
 .................................................................................................................................

+ Excluding sales charges.
++Annualized.
* For the eleven-month period ended September 30, 1995. The fund changed its fiscal year end from October 31 to September 30, effective September 30, 1995.
**For the period from July 7, 1995 (commencement of class operations) to
  September 30, 1995.
# Net investment income is based on average shares outstanding during the period.

--------------------------------------------------------------------------------

OMEGA FUND                                                 CLASS A

                                                           Year Ended September 30,             Year Ended December 31,
                                                           ------------------------    ----------------------------------------
                                                               1998      1997*           1996        1995       1994       1993
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                           $22.69     $19.52         $19.56      $15.54     $17.11     $15.84
                                                             ======     ======         ======      ======     ======     ======
 .................................................................................................................................
Income from investment operations
Net investment income                                         (0.09)#    (0.03)#        (0.06)        0         0.04      (0.07)
 .................................................................................................................................
Net realized and unrealized gains or losses on securities      1.03       4.05           2.15        5.58      (1.00)      3.07
                                                             ------     ------         ------      ------     ------     ------
 .................................................................................................................................
Total from investment operations                               0.94       4.02           2.09        5.58      (0.96)      3.00
                                                             ------     ------         ------      ------     ------     ------
 .................................................................................................................................
Less distributions
From net realized gain on securities                          (2.13)     (0.85)         (2.13)      (1.56)     (0.61)     (1.73)
                                                             ------     ------         ------      ------     ------     ------
 .................................................................................................................................
Total distributions                                           (2.13)     (0.85)         (2.13)      (1.56)     (0.61)     (1.73)
                                                             ------     ------         ------      ------     ------     ------
 .................................................................................................................................
Net asset value, end of year                                 $21.50     $22.69         $19.52      $19.56     $15.54     $17.11
                                                             ======     ======         ======      ======     ======     ======
 .................................................................................................................................
Total Return+                                                  4.43%     21.45%         11.31%      36.94%     (5.66%)    19.33%
 .................................................................................................................................
Ratios/supplemental data
Net assets, end of year (thousands)                        $156,220   $162,847       $154,825    $135,079    $99,569    $90,404
 .................................................................................................................................
Ratios to average net assets:
        Total expenses                                         1.32%      1.32%++        1.33%       1.38%      1.41%      1.51%
 .................................................................................................................................
        Net investment income                                 (0.38%)    (0.20%)++      (0.29%)      0.00%      0.27%     (0.48%)
 .................................................................................................................................
Portfolio turnover rate                                         159%        76%           173%        159%       137%       162%
 .................................................................................................................................

+  Excluding sales charges.
++ Annualized.


28   Domestic Growth funds

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

CLASS B                                                  CLASS C

          Year Ended September 30,                               Year Ended September 30,
   ----------------------------------------               ------------------------------------
   1998        1997        1996      1995**               1998       1997       1996     1995*
-----------------------------------------------          ------------------------------------------
 $23.18      $20.89      $17.35      $15.82              $23.16     $20.88     $17.31    $16.42
 ======      ======      ======      ======              ======     ======     ======    ======
 ...............................................          ..........................................
  (0.41)#     (0.37)#     (0.16)      (0.03)              (0.41)#    (0.36)#    (0.15)    (0.01)
 ------      ------      ------      ------              ------     ------     ------    ------
 ...............................................          ..........................................
  (1.14)       2.66        4.34        1.56               (1.15)      2.64       4.36      0.90
 ------      ------      ------      ------              ------     ------     ------    ------
 ...............................................          ..........................................
  (1.55)       2.29        4.18        1.53               (1.56)      2.28       4.21      0.89
 ------      ------      ------      ------              ------     ------     ------    ------

  (0.85)        0         (0.64)        0                 (0.85)       0        (0.64)      0
 ------      ------      ------      ------              ------     ------     ------    ------
 ...............................................          ..........................................
  (0.85)        0         (0.64)        0                 (0.85)       0        (0.64)      0
 ------      ------      ------      ------              ------     ------     ------    ------
 ...............................................          ..........................................
 $20.78      $23.18      $20.89      $17.35              $20.75     $23.16     $20.88    $17.31
 ======      ======      ======      ======              ======     ======     ======    ======
 ...............................................          ..........................................
  (6.82%)     10.96%      24.88%       9.67%              (6.87%)    10.92%     25.11%     5.42%
 ...............................................          ..........................................

$36,301     $41,167     $21,644      $2,858              $2,570     $3,992       $991      $416
 ...............................................          ..........................................

   2.08%       2.02%       1.98%       2.09%++             2.08%      2.02%      1.96%     2.09%++
 ...............................................          ..........................................
  (1.88%)     (1.80%)     (1.60%)     (1.71%)++           (1.88%)    (1.80%)    (1.57%)   (1.51%)++
 ...............................................          ..........................................
     22%         56%         33%         31%                 22%        56%        33%       31%
 ...............................................          ..........................................

(a) Effective June 30, 1995, Evergreen Aggressive Growth Fund, a new series of Evergreen Trust, acquired substantially all of the net assets of ABT Emerging Growth Fund. ABT Emerging Growth Fund, which had a fiscal year that ended on October 31 was the accounting survivor in the combination. Accordingly, the information above includes the result of operations of ABT Emerging Growth Fund prior to June 30, 1995.

--------------------------------------------------------------------------------

CLASS B                                                           CLASS C

Year Ended September 30,          Year Ended December 31,         Year Ended September 30,        Year Ended December 31,
------------------------ ----------------------------------------  ------------------------ --------------------------------------
    1998       1997*       1996      1995      1994      1993**       1998       1997*       1996      1995     1994     1993**
-----------------------------------------------------------------  --------------------------------------------------------------
  $21.71     $18.83      $19.10    $15.34    $17.06    $17.29       $21.74     $18.86      $19.13    $15.37   $17.09   $17.29
  ======     ======      ======    ======    ======    ======       ======     ======      ======    ======   ======   ======

   (0.25)#    (0.15)#     (0.17)    (0.09)    (0.06)    (0.05)       (0.25)#    (0.15)#     (0.18)    (0.13)   (0.07)   (0.06)
 .................................................................  ..............................................................
    0.99       3.88        2.03      5.41     (1.60)     1.55         1.01       3.88        2.04      5.45    (1.04)    1.59
  ------     ------      ------    ------    ------    ------       ------     ------      ------    ------   ------   ------
 .................................................................  ..............................................................
    0.74       3.73        1.86      5.32     (1.66)     1.50         0.76       3.73        1.86      5.32    (1.11)    1.53
  ------     ------      ------    ------    ------    ------       ------     ------      ------    ------   ------   ------

   (2.13)     (0.85)      (2.13)    (1.56)    (0.06)    (1.73)       (2.13)     (0.85)      (2.13)    (1.56)   (0.61)   (1.73)
  ------     ------      ------    ------    ------    ------       ------     ------      ------    ------   ------   ------
 .................................................................  ..............................................................
   (2.13)     (0.85)      (2.13)    (1.56)    (0.06)    (1.73)       (2.13)     (0.85)      (2.13)    (1.56)   (0.61)   (1.73)
  ------     ------      ------    ------    ------    ------       ------     ------      ------    ------   ------   ------
 .................................................................  ..............................................................
  $20.32     $21.71      $18.83    $19.10    $15.34    $17.06       $20.37     $21.74      $18.86    $19.13   $15.37   $17.09
  ======     ======      ======    ======    ======    ======       ======     ======      ======    ======   ======   ======
 .................................................................  ..............................................................
    3.64%     20.68%      10.31%    35.70%    (6.57%)    9.02%        3.73%     20.65%      10.29%    35.62%   (6.56%)   9.20%
 .................................................................  ..............................................................

$114,068   $110,349     $89,921   $71,636   $32,266    $7,423      $13,752    $16,067     $17,628   $13,963   $9,900   $3,620
 .................................................................  ..............................................................
    2.10%      2.18%++     2.20%     2.29%     2.30%     2.57%++      2.11%      2.18%++     2.21%     2.30%    2.30%    2.48%++
 .................................................................  ..............................................................
   (1.16%)    (1.06%)++   (1.15%)   (0.94%)   (0.58%)   (1.73%)++    (1.16%)    (1.05%)++   (1.17%)   (0.91%)  (0.63%)  (1.64%)++
 .................................................................  ..............................................................
  159%           76%        173%      159%      137%      162%         159%        76%        173%      159%     137%     162%
 .................................................................  ..............................................................

* For the nine-month period ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
** For the period from August 2, 1993 (commencement of class operations) to
   December 31, 1993.
# Net investment income is based on average shares outstanding during the period.


                                                     DOMESTIC GROWTH FUNDS    29

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND                   CLASS A

                                                                Period Ended
                                                             September 30, 1998*
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $7.75
                                                                    =====
 ................................................................................

Income from investment operations
Net investment income                                               (0.04)#
 ................................................................................
Net realized and unrealized gains or losses on securities           (1.99)
                                                                    -----
 ................................................................................
Total from investment operations                                    (2.03)
                                                                    -----
 ................................................................................
Less distributions
From net realized gain on securities                                  0
                                                                    -----
 ................................................................................
Total distributions                                                   0
                                                                    -----
 ................................................................................
Net asset value, end of period                                      $5.72
                                                                    =====
 ................................................................................
Total Return+                                                      (26.19%)
 ................................................................................
Ratios/supplemental data
Net assets, end of period (millions)                                 $589
 ................................................................................
Ratios to average net assets:
Total expenses                                                       1.15%++
 ................................................................................
Net investment income                                               (0.50%)++
 ................................................................................
Portfolio turnover rate                                                97%
 ................................................................................

+  Excluding sales charges.
++ Annualized.

--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND                                 CLASS A

                                                                Period Ended
                                                             September 30, 1998*
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $9.12
                                                                    =====
 ................................................................................
Income from investment operations
Net investment income                                                0.01#
 ................................................................................
Net realized and unrealized gains or losses on securities            0.54
 .....................................................................----.......
Total from investment operations                                     0.55
 .....................................................................----.......
Less distributions
Net investment income                                                 0
 ................................................................................
From net realized gain on securities                                  0
                                                                    -----
 ................................................................................
Total distributions                                                   0
                                                                    -----
 ................................................................................
Net asset, value end of period                                      $9.67
                                                                    =====
 ................................................................................
Total Return+                                                        6.03%
 ................................................................................
Ratios/supplemental data
Net assets, end of period (millions -A and B, thousands -C)          $706
 ................................................................................
Ratios to average net assets:
        Total expenses                                               1.10%++
 ................................................................................
        Net investment income                                        0.08%++
 ................................................................................
Portfolio turnover rate                                               141%
 ................................................................................

+  Excluding sales charges.
++ Annualized.


30    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

CLASS B                                                                  CLASS C

Year Ended September 30,              Year Ended May 31,
------------------------ -----------------------------------------          Period Ended
   1998       1997**       1997       1996       1995       1994         September 30, 1998*
------------------------------------------------------------------       -------------------
  $9.44      $8.44       $10.35      $8.62      $7.64      $7.95               $7.73
  =====      =====       ======      =====      =====      =====               =====
 ..................................................................       ...................

  (0.07)#    (0.04)#      (0.11)     (0.13)     (0.07)     (0.12)              (0.10)#
 ..................................................................       ...................
  (2.90)      1.74        (0.78)      2.87       1.68       0.63               (1.93)
  -----      -----       ------      -----      -----      -----               -----
 ..................................................................       ...................
  (2.97)      1.70        (0.89)      2.74       1.61       0.51               (2.03)
  -----      -----       ------      -----      -----      -----               -----
 ..................................................................       ...................

  (0.78)     (0.70)       (1.02)     (1.01)     (0.63)     (0.82)               0
  -----      -----       ------      -----      -----      -----               -----
 ..................................................................       ...................
  (0.78)     (0.70)       (1.02)     (1.01)     (0.63)     (0.82)               0
  -----      -----       ------      -----      -----      -----               -----
 ..................................................................       ...................
  $5.69      $9.44        $8.44     $10.35      $8.62      $7.64               $5.70
  =====      =====       ======      =====      =====      =====               =====
 ..................................................................       ...................
 (33.91%)    21.43%       (8.61%)    33.03%     23.58%      6.84%             (26.26%)
 ..................................................................       ...................

   $200     $1,546       $1,407     $2,006     $1,460     $1,006                  $4
 ..................................................................       ...................

   1.36%      1.77%++      1.75%      1.73%      1.78%      1.73%               1.90%++
 ..................................................................       ...................
  (0.89%)    (1.43%)++    (1.32%)    (1.34%)    (1.10%)    (1.49%)             (1.32%)++
 ..................................................................       ...................
     97%        28%          48%        94%        38%        60%                 97%
 ..................................................................       ...................

* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.

** For the four-month period ended September 30, 1997. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.

# Net investment income is based on average shares outstanding during the period.

--------------------------------------------------------------------------------

CLASS B                                                                CLASS C

Year Ended September 30,         Year Ended October 31,
-------------------------  -------------------------------------          Period Ended
   1998       1997**         1996     1995     1994       1993         September 30, 1998*
----------------------------------------------------------------       -------------------
 $10.61       $8.68         $8.05    $7.54    $9.00      $7.60             $9.25
 ======       =====         =====    =====    =====      =====             =====
 ................................................................       ...................

  (0.03)      0.01#         (0.04)   (0.02)    0         (0.06)            (0.07)#
 ................................................................       ...................
   0.39        2.96          1.04     1.13     0.23       1.89              0.45
 ------       -----         -----    -----    -----      -----             -----
 ................................................................       ...................
   0.36        2.97          1.00     1.11     0.23       1.83              0.38
 ------       -----         -----    -----    -----      -----             -----
 ................................................................       ...................

  (0.02)       0            (0.01)    0        0         (0.03)             0
 ................................................................       ...................
  (1.32)      (1.04)        (0.36)   (0.60)   (1.69)     (0.40)             0
 ------       -----         -----    -----    -----      -----             -----
 ................................................................       ...................
  (1.34)      (1.04)        (0.37)   (0.60)   (1.69)     (0.43)             0
 ------       -----         -----    -----    -----      -----             -----
 ................................................................       ...................
  $9.63      $10.61         $8.68    $8.05    $7.54      $9.00             $9.63
 ======       =====         =====    =====    =====      =====             =====
 ................................................................       ...................
   3.87%      37.74%        12.95%   15.05%    3.55%     24.97%             4.11%
 ................................................................       ...................

   $130        $920          $497     $492     $417       $404              $453
 ................................................................       ...................

   1.36%       1.19%++       1.91%    2.01%    1.73%      1.83%             1.84%++
 ................................................................       ...................
  (0.26%)      0.12%++      (0.48%)  (0.25%)  (0.17%)    (0.57%)           (0.80%)++
 ................................................................       ...................
    141%         71%          156%     140%      68%        65%              141%
 ................................................................       ...................

* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.

** For the eleven-month period ended September 30, 1997. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.

# Net investment income is based on average shares outstanding during the period.


                                                     DOMESTIC GROWTH FUNDS    31

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

TAX STRATEGIC EQUITY FUND                             CLASS A

                                                                Period Ended
                                                             September 30, 1998*
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.11
                                                                   ======
 ................................................................................
Income from investment operations
Net investment income                                                0.00+++
 ................................................................................
Net realized and unrealized gains on securities                      0.54
                                                                   ------
 ................................................................................
Total from investment operations                                     0.54
                                                                   ------
 ................................................................................
Net asset value, end of period                                     $10.65
                                                                   ======
 ................................................................................
Total Return+                                                        5.34%
 ................................................................................
Ratios/supplemental data
Net assets, end of period (thousands)                                 $10
 ................................................................................
Ratios to average net assets:
        Total expenses                                               1.54%++
 ................................................................................
        Net investment income                                        0.43%++
 ................................................................................
Portfolio turnover rate                                                 0%
 ................................................................................

+   Excluding sales charges.
++  Annualized.
+++ Less than one cent per share.
* For the period from September 4, 1998 (commencement of Class A operations) to September 30, 1998.

--------------------------------------------------------------------------------
STOCK SELECTOR FUND                                   CLASS A

                                                                                                           Period Ended October 31,
                                                        Period Ended          Period Ended June 30,        ------------------------
                                                        September 30,   --------------------------------   Retail Class Prior Class
                                                          1998***       1998(d)   1997(d)  1996*****++(d)     1995**       1994*
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $22.43       $21.13    $17.28       $17.08         $15.00      $15.39
                                                           ======       ======    ======       ======         ======      ======
 ....................................................................................................................................
Income from investment operations
Net investment income                                       (0)(a)       (0.02)     0.07         0.12           0.18        0.11
 ....................................................................................................................................
Net realized and unrealized gains or losses on securities   (4.09)        4.24      5.32         1.49           2.87        0.22
                                                           ------       ------    ------       ------         ------      ------
 ....................................................................................................................................
Total from investment operations                            (4.09)        4.22      5.39         1.61           3.05        0.33
                                                           ------       ------    ------       ------         ------      ------
 ....................................................................................................................................
Less distributions
From net investment income                                    0            0       (0.07)       (0.11)         (0.17)      (0.11)
 ....................................................................................................................................
From net realized gain on securities                          0          (2.92)    (1.47)       (1.30)         (0.80)      (0.61)
                                                           ------       ------    ------       ------         ------      ------
 ....................................................................................................................................
Total distributions                                           0          (2.92)    (1.54)       (1.41)         (0.97)      (0.72)
                                                           ------       ------    ------       ------         ------      ------
 ....................................................................................................................................
Net asset value, end of period                             $18.34       $22.43    $21.13       $17.28         $17.08      $15.00
                                                           ======       ======    ======       ======         ======      ======
 ....................................................................................................................................
Total Return+                                              (18.23%)      21.54%    32.74%       19.11%         21.94%       2.21%
 ....................................................................................................................................
Ratios/supplemental data
Net assets, end of period (thousands)                     $15,910      $20,509   $16,043      $11,178         $6,591     $50,128
 ....................................................................................................................................
Ratios to average net assets:
    Total expenses                                           1.18%++      1.25%     1.23%        1.22%++        1.34%       1.49%++
 ....................................................................................................................................
    Net investment income                                   (0.06%)++    (0.10%)    0.38%        0.89%++        1.23%       0.75%++
 ....................................................................................................................................
Portfolio turnover rate                                        28%          61%       79%         114%(c)        119%         35%
 ....................................................................................................................................


+  Excluding sales charges.
++ Annualized.
* For the period from March 15, 1994 (commencement of class operations) to October 31, 1994.
** On February 21, 1995, the Shares of the Fund were redesignated as either
   Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.


32    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

STOCK SELECTOR FUND                       CLASS B

                                                          Period Ended          Period Ended
                                                      September 30, 1998***   June 30, 1998****(d)
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $22.33               $22.76(b)
                                                             ======               ======
 ...............................................................................................
Income from investment operations
Net investment loss                                          (0.03)               (0.09)
 ...............................................................................................
Net realized and unrealized gains or losses on securities     (4.07)                2.90
                                                             ------               ------
 ...............................................................................................
Total from investment operations                              (4.10)                2.81
                                                             ------               ------
 ...............................................................................................
Less distributions
From net investment income                                      0                    0
 ...............................................................................................
From net realized gain on securities                            0                  (3.24)(b)
                                                             ------               ------
 ...............................................................................................
Total distributions                                             0                  (3.24)
                                                             ------               ------
 ...............................................................................................
Net asset value, end of period                               $18.23               $22.33
                                                             ======               ======
 ...............................................................................................
Total Return+                                                (18.36%)              14.38%
 ...............................................................................................
Ratios/supplemental data
Net assets, end of period (thousands)                          $413                 $349
 ...............................................................................................
Ratios to average net assets:
        Total expenses                                         1.94%++              2.00%++
 ...............................................................................................
        Net investment loss                                  (0.76%)++            (0.85%)++
 ...............................................................................................
Portfolio turnover rate                                          28%                  61%
 ...............................................................................................

*** For the three-month period ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
**** For the period from November 7, 1997 (commencement of class operations) to June 30, 1998.
***** The per share amount for the Fund for the year ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.

++ On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Retail Class Shares of the Fund were exchanged for Class A Shares.
(a)   Less than one cent per share.
(b) Amounts adjusted to reflect a reverse stock split which occurred on June 24, 1998.

     (c) For the year ended June 30, 1996, transactions relating to the merger were excluded from the calculation of the Portfolio turnover rate.

d) On July 24, 1998, CoreFund Core Equity Fund exchanged substantially all its net assets to Evergreen Stock Selector Fund. As CoreFund Core Equity Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial highlights.


                                                     DOMESTIC GROWTH FUNDS    33

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

OTHER FUND PRACTICES

The Funds may invest in futures and options. If a Fund invests in foreign securities, it may also invest in foreign currencies. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage, which may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

--------------------------------------------------------------------------------
Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.
--------------------------------------------------------------------------------


34    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


                                                     DOMESTIC GROWTH FUNDS    35

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Funds



Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Municipal Bond
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund
Masters Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898


36    DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                             QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------


1  Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     . check your account
     . order a statement
     . get a Fund's current price, yield and total return
     . buy, redeem or exchange Fund shares

2  Non-retirement account holders
     Call 1-800-343-2898
     Each business day, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
     . order applications
     . get assistance with your account

3  Information Line for Hearing and Speech
   Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m.
     Eastern time

4  Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     . to buy, redeem or exchange shares
     . to change the registration on your account
     . for general correspondence

5  For express, registered or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

6  Contact us on-line:
     www.evergreen-funds.com

7  Regular communications you will receive:
     Account Statements -- You will receive quarterly statements for each fund you invest in.

     Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

     Annual and Semiannual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

     Evergreen Events -- You will receive a periodic newsletter published exclusively for Evergreen Funds' shareholders.

For More Information About the
Evergreen Domestic Growth Funds, Ask for:

The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.


                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019

                                                                    (811-08413)
48811                                                               536122  RV5


                                                                 ---------------
                                                                     BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   PERMIT NO. 19
                                                                    HUDSON, MA
                                                                 ---------------
[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

201 South College St.
Charlotte, NC 28288

                            [GRAPHIC APPEARS HERE]

                                   Evergreen
                                         Domestic Growth Funds


Evergreen Fund

Evergreen Micro Cap Fund

Evergreen Aggressive Growth Fund

Evergreen Omega Fund

Evergreen Small Company Growth Fund

Evergreen Stock Selector Fund

Evergreen Tax Strategic Equity Fund

Class Y
                                                    [LOGO OF EVERGREEN FUNDS(SM)
                                                             APPEARS HERE]
Prospectus, February 1, 1999

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARIES:

Evergreen Fund ............................................................    2
Evergreen Micro Cap Fund ..................................................    4
Evergreen Aggressive Growth Fund ..........................................    6
Evergreen Omega Fund ......................................................    8
Evergreen Small Company Growth Fund .......................................   10
Evergreen Stock Selector Fund .............................................   12
Evergreen Tax Strategic Equity Fund .......................................   14

GENERAL INFORMATION:

The Funds' Investment Advisors ............................................   16
The Funds' Portfolio Managers .............................................   16
Calculating the Share Price ...............................................   17
How to Choose an Evergreen Fund ...........................................   17
Who Can Buy Shares ........................................................   17
How to Buy Class Y Shares .................................................   18
How to Redeem Shares ......................................................   19
Other Services ............................................................   20
The Tax Consequences of Investing in the Funds ............................   20
Fees and Expenses of the Funds ............................................   21
Financial Highlights ......................................................   22
Other Fund Practices ......................................................   27

In general, Funds included in this prospectus seek to provide investors with capital growth. These Funds tend to have more growth potential, risk and volatility than less aggressive funds.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC APPEARS HERE] RISK FACTORS

What are the specific risks for an investor in the Fund?

[GRAPHIC APPEARS HERE] PERFORMANCE

How well has the Fund performed in the past year? The past five years? The past ten years?

[GRAPHIC APPEARS HERE] EXPENSES

How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

                             Domestic Growth Funds


typically rely on a combination of the following strategies:

 . investing primarily in common stocks;

 . investing in companies expected to provide capital appreciation; and

 . selling a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

 . seek an investment expected to grow over time;

 . can tolerate substantial volatility in the value of their investment.

Following this overview, you will find information on each Domestic Growth Fund's specific investment strategies and risks.

 ................................................................................

Risk Factors for All Mutual Funds

Please remember that mutual fund investment shares are:

 .  not guaranteed to achieve their investment goal

 . not insured, endorsed or guaranteed by the FDIC, a bank or any government agency

 . subject to investment risks, including possible loss of your original investment

Like most investments, your investment in an Evergreen Domestic Growth Fund could fluctuate significantly in value over time and could result in a loss of money.


Here are the most important factors that may affect the value of your investment:

Stock Market Risk
Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors your Fund invests in do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities and dividend-paying stocks tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or dividend-paying stocks and interest rates rise, then the value of your investment may decline. When interest rates go down, interest earned by your Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities then the value of your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk
A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Small Company Risk
Your investment may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.



                                                      DOMESTIC GROWTH FUNDS    1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Fund

FUND FACTS:

Goal:
 . Capital Appreciation

Principal Investments:
 . Common Stocks
 . Convertible Securities

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:

 . Evergreen Asset Management Corp.

Portfolio Managers:

 . Stephen. A. Lieber
 . Nola Maddox Falcone

NASDAQ Symbol:
EVRYX (Class Y)

Dividend Payment Schedule:
Annually



[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in the common stocks of companies with innovative and entrepreneurial management and that exhibit sound financial business practices. The Fund may invest in securities of relatively well-known and large companies as well as small and medium-sized specialty companies. The Fund's managers seek long-term gains from the companies in which the Fund invests.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 .  Stock Market Risk
 .  Small Company Risk



2  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989            15.01
1990           -11.72
1991            40.05
1992             8.73
1993             6.27
1994             0.73
1995            37.19
1996            17.55
1997            30.34
1998             7.23

Best Quarter:   1st Quarter 1991        +19.63%*
Worst Quarter:  3rd Quarter 1990        -21.34%*

     The next table lists the Fund's average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index, which is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Russell 2000 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

                  Inception                            Performance
                   Date       1 year  5 year  10 year     Since
                  of Class                               10/15/71
Class Y           10/15/71    7.23%   17.82%   14.07%    16.50%
Russell 2000                 -2.55%   11.87%   12.92%    14.91%**


*Returns reflect expense limits previously in effect, without which returns would have been lower.
**Inception date of the index is 12/31/78. Performance is since that date.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                      Class Y

Maximum sales charge imposed on                        None
purchases (as a % of offering price)

Maximum deferred sales charge                          None
(as a % of either the redemption amount
or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

            Management        12b-1         Other        Total Fund
               Fees           Fees         Expenses   Operating Expenses*

Class Y        0.89%          None           0.29%          1.18%

* Actual for the fiscal year ended 9/30/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year          $120
After 3 years         $375
After 5 years         $649
After 10 years      $1,432

                                                        DOMESTIC GROWTH FUNDS  3

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                 Micro Cap Fund

FUND FACTS:

Goal:
 . Capital Appreciation

Principal Investment:
 . Small Cap Common Stocks

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Managers:
 . A committe including Stephen A. Liebar and Edwin A. Miska

NASDAQ Symbol:
EMCYX (Class Y)

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in common stocks of very small companies (generally between $1 million and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). The Fund seeks companies with promising products or services and the potential for rapid growth. The Fund's managers look for investment opportunities not widely recognized by industry analysts due to the small size of the companies and the resulting limited amounts of information on the companies. The Fund focuses on investing in companies with high returns on equity and consistent earnings growth.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Small Company Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by very small companies. Please note that the investments in very small companies may accentuate the risks normally associated with small company investing.


4  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989    20.89
1990   -10.42
1991    51.07
1992    10.13
1993     9.55
1994   -10.55
1995    10.38
1996    12.46
1997    47.59
1998   -22.10

Best Quarter:   1st Quarter 1991         +25.86%*
Worst Quarter:  3rd Quarter 1998         -23.85%*

     The next table lists the Fund's average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index, which is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Russell 2000 Index is not an actual investment.


Average Annual Total Return
(for the period ended 12/31/98)*

              Inception                                   Performance
                Date      1 year    5 year    10 year        Since
              of Class                                      6/1/83
Class Y        6/1/83    -22.10%     5.01%   9.68%          12.39%
Russell 2000             -2.55%     11.87%   12.92%         10.15%

*Returns reflect expense limits previously in effect, without which returns would have been lower.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                  Class Y

Maximum sales charge imposed on                    None
purchases (as a % of offering price)

Maximum deferred sales charge                      None
(as a % of either the redemption amount
or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

            Management        12b-1         Other         Total Fund
               Fees           Fees         Expenses    Operating Expenses*

Class Y        1.00%          None           0.39%          1.39%

* Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year                     $142
  After 3 years                    $440
  After 5 years                    $761
  After 10 years                 $1,669


                                                        DOMESTIC GROWTH FUNDS  5

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                             Aggressive Growth Fund

FUND FACTS:

Goal:
 . Long-term Capital Appreciation

Principal Investments:
 . Common Stocks
 . Convertible Securities

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Investment Management

Portfolio Manager:
 . Harold J. Ireland, Jr.

NASDAQ Symbol:
EAGYX (Class Y)

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund seeks to achieve its goal by investing in emerging growth companies and larger, more well-established companies, which are viewed by the manager as having above-average appreciation potential. The Fund invests at least 65% of its assets in common stocks, or securities convertible into common stocks, of
(1) companies that are in the less seasoned stage of development but expected to grow over the long term, and/or (2) established companies that, in the opinion of the Fund's manager, have growth potential similar to that of companies in the less seasoned stage of development. The Fund may also invest up to 35% of its assets in investment grade corporate bonds, U.S. Government securities, commercial paper, certificates of deposit and repurchase agreements.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Small Company Risk

In addition, your investment may be subject to special risks associated with investing in securities issued by emerging growth companies. These companies are typically in a less seasoned stage of development. This could lead to wide fluctuations in the price/value of the securities due to limited financing alternatives, limited management depth, intense competition from larger companies, or limited trading liquidity.


6  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989     33.87
1990     -4.51
1991     77.23
1992     13.90
1993     17.88
1994     -9.31
1995     34.49
1996     17.33
1997      7.93
1998     24.28

Best Quarter:   4th Quarter 1998        +23.06%*
Worst Quarter:  3rd Quarter 1990        -19.85%*

     The next table lists the Fund's average year-by-year return for Class Y Shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index and the S&P 500 Index. The Russell 2000 Index, is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. These indexes are not actual investments.

Average Annual Total Return
(for the period ended 12/31/98)*


                    Inception                                   Performance
                      Date     1 year    5 year      10 year       Since
                    of Class                                      4/15/83

  Class Y           7/11/95    24.28%    13.93%       19.30%       14.35%
  Russell 2000                 -2.55%    11.87%       12.92%       10.84%**
  S&P 500                      26.67%    21.39%       16.04%       17.21%***

* Historical performance for Class Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/15/83, and includes appropriate 12b-1 fees for Class A. If 12b-1 fees were not reflected, returns would have been higher.
** Performance since 7/11/95 is 12.04%.
*** Performance since 7/11/95 is -23.89%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses             Class Y

Maximum sales charge imposed on                None
purchases (as a % of offering price)

Maximum deferred sales charge                  None
(as a % of either the redemption amount
or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

              Management      12b-1    Other               Total Fund
                Fees          Fees    Expenses         Operating Expenses*

  Class Y       0.60%         None      0.47%                 1.07%

* Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year             $109
After 3 years            $340
After 5 years            $590
After 10 years         $1,306


                                                        DOMESTIC GROWTH FUNDS  7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                   Omega Fund

FUND FACTS:

Goal:
 . Capital Growth

Principal Investments:
 . Common Stocks
 . Convertible Securities

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . Maureen E. Cullinane

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks maximum capital growth.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund utilizes the fully-managed investment concept whereby the Fund's manager will continuously review the Fund's holdings in light of market conditions, business developments and economic trends. During this review process, the Fund's manager seeks to identify and invest in industries that are growing faster than the economy. The Fund invests in companies of all sizes. The continuous review may lead to high portfolio turnover, but that will not limit investment decisions. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Small Company Risk


8  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989     33.05
1990     -2.38
1991     54.49
1992      4.00
1993     19.33
1994     -5.66
1995     36.94
1996     11.31
1997     24.53
1998     27.64

Best Quarter:   1st Quarter 1991         +26.03%*
Worst Quarter:  3rd Quarter 1990         -14.82%*

     The next table lists the Fund's average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

              Inception                                    Performance
                Date          1 year    5 year   10 year      Since
              of Class                                       4/29/68

Class Y        1/13/97        27.64%    17.98%    18.99%     13.85%
S&P 500                       26.67%    21.39%    16.04%     12.66%**

* Historical performance for Class Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/29/68, and includes appropriate 12b-1 fees for Class A. If 12b-1 fees were not reflected, returns would have been higher.
** Performance since 1/13/97 is 27.61%.

[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses              Class Y

Maximum sales charge imposed on                None
purchases (as a % of offering price)

Maximum deferred sales charge                  None
(as a % of either the redemption amount
or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

             Management        12b-1        Other         Total Fund
               Fees            Fees        Expenses   Operating Expenses*

Class Y        0.74%           None          0.37%          1.11%

* Actual for the fiscal year ended 9/30/98

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year             $113
After 3 years            $353
After 5 years            $612
After 10 years         $1,352


                                                        DOMESTIC GROWTH FUNDS  9

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                           Small Company Growth Fund

FUND FACTS:

GOAL:
 . Long-Term Capital Growth

Principal Investment:
 . Small-Cap Common Stocks

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Investment Management Company

Portfolio Manager:
 . J. Gary Craven

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term growth of capital.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 65% of its assets in common stocks of companies with small market capitalizations (less than $1 billion) at the time of the Fund's investment. The Fund may also invest up to 35% of its assets in corporate securities without regard to the market capitalization of the issuer, including
(1) common stocks of companies with large and medium market capitalizations (at least $1 billion), (2) securities convertible into common stocks, and (3) rights or warrants to purchase common stocks. While income is not a goal of the Fund, securities with strong income potential may be included in the portfolio as long as they do not conflict with the Fund's goal of long-term capital growth. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Small Company Risk


10  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund for each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989        24.11%
1990        -5.39%
1991        73.84%
1992        10.99%
1993        26.56%
1994         1.18%
1995        37.60%
1996         1.83%
1997        14.36%
1998       -16.11%

Best Quarter:   1st Quarter 1991        +33.99%*
Worst Quarter:  3rd Quarter 1998        -29.14%*

     The next table lists the Fund's average year-by-year return for Class Y Shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index, which is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks. It is often used to indicate the performance of smaller company stocks. The Russell 2000 Index is not an actual investment.

Average Annual Total Return (for the period ended 12/31/98)*

                    Inception                                        Performance
                      Date        1 year        5 year    10 year       Since
                    of Class                                           9/11/35

  Class Y           1/26/98      -16.11%         6.35%     14.58%       9.95%
  Russell 2000                    -2.55%        11.87%     12.92%      14.91%**

* Historical performance for Class Y prior to inception reflects that of Class B, the original class offered, the inception date of which is 9/11/35, and has been adjusted for appropriate 12b-1 fees.

     **Inception date of the index is 12/31/78. Performance is since that date.Performance since 1/28/98 is 1.46%.



[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses             Class Y

Maximum sales charge imposed on                None
purchases (as a % of offering price)

Maximum deferred sales charge                  None
(as a % of either the redemption amount
or initial investment, whichever is lower)


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

             Management       12b-1         Other         Total Fund
               Fees           Fees         Expenses    Operating Expenses*

Class Y        0.49%          None           0.33%           0.82%

*Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year                $84
After 3 years              $262
After 5 years              $455
After 10 years           $1,014


                                                       DOMESTIC GROWTH FUNDS  11

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                              Stock Selector Fund

FUND FACTS:

Goal:
 . Total Return

Principal Investments:
 . Common Stocks
 . Bonds
 . Convertible Securities

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Meridian Investment Company

Portfolio Manager:
 . Joseph E. Stocke

NASDAQ Symbol:
EVSYX (Class Y)

Dividend Payment Schedule:
Annually

[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks maximum total return.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund strives to provide a total return greater than that of the S&P 500 Index by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies expected to experience growth in earnings and price. Companies of all sizes will be considered for the Fund's portfolio. The Fund may also invest up to 20% of its assets in preferred stocks, securities convertible into common stock, corporate bonds and notes, and short term obligations.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk
 . Small Company Risk


12  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Fund's inception on 2/28/90. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

[BAR CHART APPEARS HERE]

1989
1990
1991            43.19
1992             9.18
1993             8.01
1994            -2.59
1995            35.70
1996            27.28
1997            30.81
1998            12.76

Best Quarter:      4th Quarter 1998      +26.56%*
Worst Quarter:     3rd Quarter 1998      -18.23%*

The next table lists the Fund's average year-by-year return for Class Y shares over the past one, five and ten years and since inception (through 12/31/98). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with an index that tracks investments similar to the Fund's, the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

              Inception                                          Performance
                Date        1 year       5 year     10 year         Since
              of Class                                             2/28/90

Class Y        2/21/95      12.76%       19.94%        N/A          17.80%
S&P 500                     26.67%       21.39%      16.04%         19.03%**

* Historical performance for Class Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 2/28/90, and includes appropriate 12b-1 fees for Class A. If 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

** Performance since 2/21/95 is 28.80%.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses             Class Y

Maximum sales charge imposed on                None
purchases (as a % of offering price)

Maximum deferred sales charge                  None
(as a % of either the redemption amount
or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*

            Management        12b-1         Other           Total Fund
               Fees           Fees         Expenses     Operating Expenses**

Class Y        0.74%          None           0.26%            1.00 %

* From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 0.93%.

**Actual for the fiscal year ended 9/30/98


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year               $102
After 3 years              $318
After 5 years              $552
After 10 years           $1,225


                                                       DOMESTIC GROWTH FUNDS  13

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Tax Strategic Equity Fund

FUND FACTS:

Goal:
 . Tax-Efficient Long-Term Capital Growth

Principal Investment:
 . Common Stocks

Class of Shares Offered in this Prospectus:
 . Class Y

Investment Advisor:
 . Evergreen Asset Management Corp.

Portfolio Manager:
 . Stephen A. Lieber

NASDAQ Symbol:
None

Dividend Payment Schedule:
Annually


[GRAPHIC APPEARS HERE] INVESTMENT GOAL

The Fund seeks long-term capital growth within a tax-efficient strategy.

[GRAPHIC APPEARS HERE] INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund invests at least 65% of assets in common stocks of companies with large and medium market capitalizations (at least $1 billion). The Fund may also invest up to 35% of its assets in (1) foreign securities, including foreign securities represented by American Depositary Receipts and (2) common stocks of companies with small market capitalizations (less than $1 billion). The Fund uses investment techniques that reduce the impact of taxes on shareholder returns. One of these techniques is to buy stocks paying low or no dividends which reduces the taxable dividends the Fund pays to shareholders. Another technique is to purchase securities the Fund expects to hold for growth over the long-term. This practice decreases the Fund's portfolio turnover rate, which in turn lessens the taxable capital gain, if any, the Fund pays to shareholders. A third technique, used when selling securities in the portfolio, involves selling the securities with the highest cost basis in order to minimize realized capital gain. This also lessens taxable distributions to shareholders.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE] RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Small Company Risk


14  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE] PERFORMANCE

The return for Class Y shares since inception on 9/1/98 to 12/31/98 is 36.70%. This figure includes the effects of Fund expenses. Past performance is not an indication of future results.


[GRAPHIC APPEARS HERE] EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses              Class Y

Maximum sales charge imposed on                None
purchases (as a % of offering price)

Maximum deferred sales charge                  None
(as a % of either the redemption amount
or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)*


             Management       12b-1         Other         Total Fund
               Fees           Fees         Expenses    Operating Expenses**

Class Y        0.95%          None           0.97%           1.92%

*From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating fees for Class Y would be 1.30%.

** Estimated for the fiscal year ending 9/30/99

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

After 1 year              $195
After 3 years             $603
After 5 years           $1,037
After 10 years          $2,243


                                                       DOMESTIC GROWTH FUNDS  15

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT ADVISORS

Each investment advisor manages a Fund's investments and supervises its daily business affairs. There are three different investment advisors for the Evergreen Domestic Growth Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $237.4 billion in consolidated assets as of December 31, 1998. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Asset Management Corp. (EAMC) is the investment advisor to:

     . Evergreen Fund
     . Micro Cap Fund
     . Tax Strategic Equity Fund

EAMC, with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $18.2 billion in assets for 21 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management Company (EIMC) is the investment advisor to:
     . Omega Fund
     . Small Company Growth Fund

EIMC has been managing money for over 50 years and currently manages over $8.9 billion in assets for 25 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Investment Management (EIM) is the investment advisor to:
     . Aggressive Growth Fund

EIM, (formerly known as the Capital Management Group, or CMG) a division of First Union National Bank, has been managing mutual funds and private accounts since 1932 and currently manages over $28.1 billion in assets for 42 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

Meridian Investment Company (MIC) is the investment advisor to:
     . Stock Selector Fund

MIC has been managing money for over 15 years and currently manages over $3 billion in assets, including $500 million in assets for two of the Evergreen Funds. MIC is located at 55 Valley Stream Parkway, Malvern, Pennsylvania 19355.

Year 2000 Compliance
The investment advisors and other service providers for the Evergreen Funds are taking steps to address any potential Year 2000-related computer problems. However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally.

European Currency Conversion Risk

Certain countries in Europe converted their different currencies to a single, common currency on January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers have modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities, your investment in the Fund may be adversely affected if these technical modifications have not been implemented properly. Also, the conversion to a single currency may impair the markets for securities denominated in the currencies eliminated, which may also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS

Evergreen Fund

The day-to-day management of the Fund is handled by Stephen A. Lieber, and Nola Maddox Falcone, C.F.A. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Ms. Falcone is President and Co-Chief Executive Officer of EAMC. She joined Lieber & Company as Senior Portfolio Manager in 1974, and was a General Partner from January 1981 to June 1994.

Micro Cap Fund
The day-to-day management of the Fund is handled by a committee of portfolio managers and stock analysts including Stephen A. Lieber and Edwin A. Miska. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber &


16  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Mr. Miska has been an analyst and portfolio manager with EAMC and its predecessor since 1989.

Aggressive Growth Fund

The day-to-day management of the Fund is handled by Harold J. Ireland, Jr. He is a Vice President of EIM who has been a portfolio manager at EIM since 1995. Mr. Ireland previously worked for Palm Beach Capital Management, Inc., where he was portfolio manager of the Fund's predecessor, ABT Emerging Growth Fund, from its inception in 1983 to 1995.

Omega Fund
The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1989. Ms. Cullinane is a Senior Vice President and Senior Portfolio Manager of EIMC and has over 20 years of investment experience.

Small Company Growth Fund
The day-to-day management of the Fund has been handled by J. Gary Craven since November 1996 when he joined EIMC. Mr. Craven is a Senior Vice President and Chief Investment Officer of EIMC, as well as Group Leader for the small-cap equity group. Prior to joining EIMC, Mr. Craven was a portfolio manager for 9 years at Invista Capital Management, Inc.

Stock Selector Fund
The day-to-day management of the Fund is handled by Joseph E. Stocke, CFA. Mr. Stocke joined MIC in 1983 as an Assistant Investment Officer and since 1990 has been a Senior Investment Manager/Equities. Mr. Stocke managed the Special Equity Fund and Core Equity Fund (the predecessor of Evergreen Stock Selector Fund) of CoreFunds, Inc. from 1990 to July 1998.

Tax Strategic Equity Fund
The day-to-day management of the Fund is handled by Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4:00 p.m. Eastern time). We calculate the share price for each share by adding up the total assets of the Fund, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market quote for that security. If no market quotation is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-Annual Report by calling 1-800-343-2898.

WHO CAN BUY CLASS Y SHARES

Class Y shares are only offered to:
 .  Persons who owned shares in a Fund advised by EAMC on or before December 31,
   1994.
 .  Certain institutional investors.
 . Investment advisory clients of an investment advisor of an Evergreen Fund (or the advisor's affiliate).


                                                       DOMESTIC GROWTH FUNDS  17

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------


How To Buy Shares

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

Minimum Investments

                                 Initial        Additional

Regular Accounts                 $1,000           None
IRAs                               $250           None
Systematic Investment Plan          $50           $25

Method          Opening an Account                                               Adding to an Account

By Mail or      . Complete and sign the account application.                     .  Make your check payable to Evergreen Funds
through         . Make the check payable to Evergreen Funds.                     .  Write a note specifying:
an Investment   . Mail the application and your check to the address below:         - the Fund name
Professional         Evergreen Service Company       Overnight Address:             - share class
                     P.O. Box 2121                   Evergreen Service Company      - your account number
                     Boston, MA  02106-2121          200 Berkeley St.               - the name(s) in which the account is registered
                                                     Boston, MA  02116-5039      .  Mail to the address to the left or deliver to
                .  Or deliver them to your investment representative (provided      your investment representative.
                   he or she has a broker-dealer arrangement with Evergreen
                   Distributor, Inc.)

By Phone        .  Call 1-800-343-2898 to set up an account number and get       .  Call the Evergreen Express Line at
                   wiring instructions (call before 12 noon if you want wired       1-800-346-3858 24 hours a day or
                   funds to be credited that day).                                  1-800-343-2898 between 8 a.m. and 6 p.m. Eastern
                .  Instruct your bank to wire or transfer your purchase (they       time, on any business day.
                   may charge a wiring fee).                                     .  If your bank account is set up on file, you can
                .  Complete the account application and mail to:                    request either:
                     Evergreen Service Company          Overnight Address:          - Federal Funds Wire (offers immediate access
                     P.O. Box 2121                      Evergreen Service Company     to funds) or
                     Boston, MA  02106-2121             200 Berkeley St.            - Electronic transfer through the Automated
                                                        Boston, MA 02116-5039         Clearing House which avoids wiring fees.
               .  Wires received after 4:00 p.m. Eastern time on market trading days will receive the next market day's closing price.

By Exchange    .  You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express Line at
                  1-800-346-3858.*
               .  You can only exchange shares within the same class.
               .  There is no sales charge or redemption fee when exchanging
                  Funds within the Evergreen Funds family.
               .  Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).
               .  Exchanges are limited to three per calendar quarter, and five per calendar year.
               .  Exchanges between accounts which do not have identical
                  ownership must be made in writing with a signature guarantee
                  (see below).

Systematic     .  You can transfer money automatically from your bank account    .  To establish automatic investing for an existing
Investment        into your Fund on a monthly basis.                                 account, call 1-800-343-2898 for an
Plan (SIP)     .  Initial investment minimum is $50 if you invest at least           application.
                  $25 per month with this service.                               .  The minimum is $25 per month or $75 per quarter
               .  To enroll, check off the box on the account application and    .  You can also establish an investing program
                  provide:                                                          through direct deposit from your paycheck.
                  - your bank account information                                   Call 1-800-343-2898 for details.
                  - the amount and date of your monthly investment.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.


18  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods     Requirements
Call Us     .  Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or
               1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
            .  This service must be authorized ahead of time, and is only available for regular accounts.*
            .  All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m.
               will be processed the following business day.
            .  We can either:
               - wire the proceeds into your bank account (service charges may apply)
               - electronically transmit the proceeds into your bank account via the
                 Automated Clearing House service
               - mail you a check.
            .  All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
            .  See exceptions list below for requests that must be made in writing.

Write Us    .  You can mail a redemption request to:
                      Evergreen Service Company          Overnight Address:
                      P.O. Box 2121                      Evergreen Service Company
                      Boston, MA  02106-2121             200 Berkeley St.
                                                         Boston, MA  02116-5039
            .  Your letter of instructions must:
               - list the Fund name and the account number
               - indicate the number of shares or dollar value you wish to redeem
               - be signed by the registered owner(s)
            .  See exceptions list below for requests that must be signature guaranteed.
            .  To redeem from an IRA or other retirement account, call 1-800-343-2898 for a special application.

Sell Your   .  You may also redeem your shares through participating broker-dealers by
Shares in      delivering a letter as described above to your broker-dealer.
Person      .  A fee may be charged for this service.

Systematic  .  You can transfer money automatically from your Fund account on a monthly or
Withdrawal     quarterly basis without redemption fees.
Plan (SWP)  .  The withdrawal can be mailed to you, or deposited directly to your bank account.
            .  The minimum is $75 per month.
            .  The maximum is 1% of your account per month or 3% per quarter.
            .  To enroll, call 1-800-343-2898 for an application.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.

The following circumstances require signature guarantees:
 .  You are redeeming more than $50,000
 . You want the proceeds transmitted to a bank account not listed on the account . You want the proceeds payable to anyone other than the registered owner(s) of the account
 .  Either your address or the address of your bank account has been changed within 30 days
 . The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:
   corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 .  Commercial Bank
 .  Trust Company
 .  Savings Association
 .  Credit Union
 .  Member of a U.S. stock exchange

                                                       DOMESTIC GROWTH FUNDS  19

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4:00 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges
Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price (net asset value).

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
 . On Fund distributions (capital gains and dividends)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Fund distributes two types of taxable income to you:

 . Dividends. The Fund pays either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each particular Evergreen Domestic Growth Fund is listed under the Fund's Investment Strategy section in the summary of each Fund previously presented.
 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. Evergreen Domestic Growth Funds generally distribute capital gains at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers, on sales made after January 1, 1998.)

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.


20  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan or occurred in a money market fund. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

Other Expenses
Other expenses include miscellaneous fees from outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


                                                       DOMESTIC GROWTH FUNDS  21

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one Class Y share of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables have been audited by PricewaterhouseCoopers LLP: Evergreen Fund for each fiscal year or period shown below; Micro Cap Fund for each fiscal year ended September 30, 1998 through 1996; Aggressive Growth Fund for each fiscal year or period ended September 30, 1998 through 1995; and Stock Selector Fund for the fiscal period September 30,1998

------------------------------------------------------------------------------------------------------------------------------
EVERGREEN FUND                                                       CLASS Y
                                                                                       Year Ended September 30,
                                                                     ---------------------------------------------------------
                                                                      1998           1997        1996       1995        1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $23.07        $17.71      $15.59      $14.62      $14.46
                                                                     ======        ======      ======      ======      ======
 ..............................................................................................................................
Income from investment operations
Net investment income                                                  0.12#         0.16#       0.24        0.10        0.07
 ..............................................................................................................................
Net realized and unrealized gains or losses on securities             (1.30)         5.73        2.55        3.10        0.79
                                                                     ------        ------      ------      ------      ------
 ..............................................................................................................................
Total from investment operations                                      (1.18)         5.89        2.79        3.20        0.86
                                                                     ------        ------      ------      ------      ------
 ..............................................................................................................................
Less distributions
From net investment income                                            (0.14)        (0.12)      (0.09)      (0.07)      (0.09)
 ..............................................................................................................................
From net realized gain on securities                                  (0.50)        (0.41)      (0.58)      (2.16)      (0.61)
                                                                     ------        ------      ------      ------      ------
 ..............................................................................................................................
Total distributions                                                   (0.64)        (0.53)      (0.67)      (2.23)      (0.70)
                                                                     ------        ------      ------      ------      ------
 ..............................................................................................................................
Net asset value, end of year                                         $21.25        $23.07      $17.71      $15.59      $14.62
                                                                     ======        ======      ======      ======      ======
 ..............................................................................................................................
Total return                                                          (5.25%)       34.08%      18.43%      26.79%       6.16%
 ..............................................................................................................................
Ratios/supplemental data
 ..............................................................................................................................
Net assets, end of year (millions)                                   $1,028        $1,104        $841        $612        $526
 ..............................................................................................................................
Ratios to average net assets:
        Total expenses                                                 1.18%         1.15%       1.15%       1.16%       1.13%
 ..............................................................................................................................
        Net investment income                                          0.49%         0.80%       0.93%       0.53%       0.40%
 ..............................................................................................................................
Portfolio turnover rate                                                   7%           12%         15%         19%         19%
 ..............................................................................................................................

# Net investment income is based on average shares outstanding during the period.


22  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

     1998. The following tables have been derived from financial information audited by KPMG Peat Marwick LLP for each fiscal year or period shown below:
Omega Fund, Small Company Growth Fund; and Tax Strategic Equity Fund. The information in the tables for Stock Selector Fund (formerly CoreFunds, Inc. Core Equity Fund)for the periods ended June 30, 1996 through 1998 has been audited by Ernst & Young LLP, independent auditors. For a more complete picture of the Fund's financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------

MICRO CAP FUND                                              CLASS Y
                                                                                Year Ended September 30,
                                                              ------------------------------------------------------     Year Ended
                                                               1998         1997        1996       1995        1994*    May 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $26.83      $17.35       $18.42     $21.74      $21.20      $20.87
                                                              ======      ======       ======     ======      ======      ======
 ....................................................................................................................................
Income from investment operations
Net investment income                                          (0.18)#     (0.09)#      (0.08)     (0.23)      (0.05)      (0.07)
 ....................................................................................................................................
Net realized and unrealized gains or losses on securities      (5.21)       9.57        (0.43)      0.59        0.59        1.67
                                                              ------      ------       ------     ------      ------      ------
 ....................................................................................................................................
Total from investment operations                               (5.39)       9.48        (0.51)      0.36        0.54        1.60
                                                              ------      ------       ------     ------      ------      ------
 ....................................................................................................................................
Less distributions
From net realized gain on securities                           (1.39)          0        (0.56)     (3.68)          0       (1.27)
                                                              ------      ------       ------     ------      ------      ------
 ....................................................................................................................................
Total distributions                                            (1.39)          0        (0.56)     (3.68)          0       (1.27)
                                                              ------      ------       ------     ------      ------      ------
 ....................................................................................................................................
Net asset value, end of year                                  $20.05      $26.83       $17.35     $18.42      $21.74      $21.20
                                                              ======      ======       ======     ======      ======      ======
 ....................................................................................................................................
Total return                                                  (21.28%)     54.64%       (2.73%)     4.76%       2.55%       7.64%
 ....................................................................................................................................
Ratios/supplemental data
Net assets, end of year (thousands)                          $39,112     $50,732      $39,622    $64,721     $99,340     $96,357
 ....................................................................................................................................
Ratios to average net assets:
        Total expenses                                          1.40%       1.59%        1.55%      1.36%       1.37%+      1.26%
 ....................................................................................................................................
        Net investment income                                  (0.70%)     (0.45%)      (0.38%)    (0.87%)     (0.70%)+    (0.33%)
 ....................................................................................................................................
Portfolio turnover rate                                           47%         59%         160%        84%         36%         89%
 ....................................................................................................................................

+  Annualized.

* For the four-month period ended September 30, 1994. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1994.

# Net investment income is based on average shares outstanding during the period.


                                                       DOMESTIC GROWTH FUNDS  23

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND                                 CLASS Y
                                                                                 Year Ended September 30,
                                                               ---------------------------------------------------------
                                                                1998             1997             1996            1995*
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                             $23.57           $21.09           $17.38          $15.79
                                                               ======           ======           ======          ======
 ........................................................................................................................
Income from investment operations
Net investment income                                           (0.20)#          (0.17)#          (0.06)          (0.01)
 ........................................................................................................................
Net realized and unrealized gains or losses on securities       (1.06)            2.65             4.41            1.60
                                                               ------           ------           ------          ------
 ........................................................................................................................
Total from investment operations                                (1.26)            2.48             4.35            1.59
                                                               ------           ------           ------          ------
 ........................................................................................................................
Less distributions
From net realized gain on securities                            (0.85)               0            (0.64)              0
                                                               ------           ------           ------          ------
 ........................................................................................................................
Total distributions                                             (0.85)               0            (0.64)              0
                                                               ------           ------           ------          ------
 ........................................................................................................................
Net asset value, end of year                                   $21.46           $23.57           $21.09          $17.38
                                                               ======           ======           ======          ======
 ........................................................................................................................
Total return                                                    (5.43%)          11.76%           25.84%          10.07%
 ........................................................................................................................
Ratios/supplemental data
 ........................................................................................................................
Net assets, end of year (thousands)                           $28,314          $44,384          $25,918          $1,889
 ........................................................................................................................
Ratios to average net assets:
        Total expenses                                           1.08%            1.01%            0.97%           1.08%+
 ........................................................................................................................
        Net investment income                                   (0.89%)          (0.78%)          (0.60%)         (0.71%)+
 ........................................................................................................................
Portfolio turnover rate                                            22%              56%              33%             31%
 ........................................................................................................................

+  Annualized.

* For the period from July 11, 1995 (commencement of class operations) to September 30, 1995.

# Net investment income is based on average shares outstanding during the period.

---------------------------------------------------------------------------------------
OMEGA FUND                                                       CLASS Y

                                                               Year Ended September 30,
                                                               ------------------------
                                                                 1998         1997*
---------------------------------------------------------------------------------------
Net asset value, beginning of year                              $22.68       $19.98
                                                                ======       ======
 .......................................................................................
Income from investment operations
Net investment income                                            (0.02)#      (0.01)#
 .......................................................................................
Net realized and unrealized gains or losses on securities         1.01         3.56
                                                                ------       ------
 ........................................................................................
Total from investment operations                                  0.99         3.55
                                                                ------       ------
 ........................................................................................
Less distributions
From net realized gain on securities                             (2.13)       (0.85)
                                                                ------       ------
 ........................................................................................
Total distributions                                              (2.13)       (0.85)
                                                                ------       ------
 ........................................................................................
Net asset value, end of year                                    $21.54       $22.68
                                                                ======       ======
 ........................................................................................
Total return                                                      4.67%       18.60%
 ........................................................................................
Ratios/supplemental data
 ........................................................................................
Net assets, end of year (thousands)                               $571           $5
 ........................................................................................
Ratios to average net assets:
        Total expenses                                            1.11%        1.24%+
 ........................................................................................
        Net investment income                                    (0.09%)      (0.21%)+
 ........................................................................................
Portfolio turnover rate                                            159%          76%
 ........................................................................................

+  Annualized.

* For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.

# Net investment income is based on average shares outstanding during the period.


24   DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND                              CLASS Y

                                                               Period Ended
                                                            September 30, 1998*
--------------------------------------------------------------------------------
Net asset value, beginning of period                              $7.73
                                                                  =====
 ................................................................................
Income from investment operations
Net investment income                                             (0.02)#
 ................................................................................
Net realized and unrealized gains or losses on securities         (1.97)
                                                                  -----
 ................................................................................
Total from investment operations                                  (1.99)
                                                                  -----
 ................................................................................
Net asset value, end of period                                    $5.74
                                                                  =====
 ................................................................................
Total return                                                     (25.74%)
 ................................................................................
Ratios/supplemental data
 ................................................................................
Net assets, end of period (millions)                                 $1
 ................................................................................
Ratios to average net assets:
        Total expenses                                             0.91%+
 ................................................................................
        Net investment income                                     (0.33%)+
 ................................................................................
Portfolio turnover rate                                              97%
 ................................................................................

+  Annualized.
* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
# Net investment income is based on average shares outstanding during the period.

------------------------------------------------------------------------------------------------------------------------------
STOCK SELECTOR FUND                                         CLASS Y
                                                                                                                 Institutional
                                                                                                                     Class
                                                                                                                --------------
                                                              Period Ended          Period Ended June 30,          Year Ended
                                                              September 30,  ----------------------------------   October 31,
                                                                1998***      1998(b)     1997(b)    1996**++(b)      1995*
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $22.43       $21.11      $17.26      $17.07        $15.00
                                                                ======       ======      ======      ======        ======
 ..............................................................................................................................
Income from investment operations
Net investment income                                             0.01         0.04        0.12        0.14          0.19
 ..............................................................................................................................
Net realized and unrealized gains or losses on securities        (4.09)        4.24        5.32        1.49          2.87
                                                                ------       ------      ------      ------        ------
 ..............................................................................................................................
Total from investment operations                                 (4.08)        4.28        5.44        1.63          3.06
                                                                ------       ------      ------      ------        ------
 ..............................................................................................................................
Less distributions
From net investment income                                           0        (0.04)      (0.12)      (0.14)        (0.19)
 ..............................................................................................................................
From net realized gain on securities                                 0        (2.92)      (1.47)      (1.30)        (0.80)
                                                                ------       ------      ------      ------        ------
 ..............................................................................................................................
Total distributions                                                  0        (2.96)      (1.59)      (1.44)        (0.99)
                                                                ------       ------      ------      ------        ------
 ..............................................................................................................................
Net asset value, end of period                                  $18.35       $22.43      $21.11      $17.26        $17.07
                                                                ======       ======      ======      ======        ======
 ..............................................................................................................................
Total return                                                    (18.19%)      21.90%      33.10%      19.24%        22.00%
 ..............................................................................................................................
Ratios/supplemental data
Net assets, end of period (thousands)                         $424,992     $563,987    $515,015    $414,824      $378,352
 ..............................................................................................................................
Ratios to average net assets:
        Total expenses                                            0.93%+       1.00%       0.98%       0.97%+        1.05%+
 ..............................................................................................................................
        Net investment income                                     0.19%+       0.15%       0.63%       1.15%+        1.44%+
 ..............................................................................................................................
Portfolio turnover rate                                             28%          61%         79%        114%(a)       119%
 ..............................................................................................................................

+   Annualized.
* On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.
** The per share amount for the Fund for the year ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
*** For the three-month period ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998. ++ On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFund, Inc.
    At the time the institutional Class Shares of the Fund were exchanged for Class Y Shares.

(a) For the year ended June 30, 1996 transactions relating to the merger noted in ++ above were excluded from the calculation of the Portfolio turnover rate.

     (b) On July 24, 1998, CoreFund Core Equity Fund exchanged substantially all of its net assets to Evergreen Stock Selector Fund. As CoreFund Core Equity Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to July 24, 1998 have been carried forward in these financial highlights.


                                                       DOMESTIC GROWTH FUNDS  25

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX STRATEGIC EQUITY FUND               CLASS Y

                                                                Period Ended
                                                             September 30, 1998*
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
                                                                   ======
 ................................................................................
Income from investment operations
Net investment income                                                0.00++
 ................................................................................
Net realized and unrealized gains or losses on securities            0.65
                                                                   ------
 ................................................................................
Total from investment operations                                     0.65
                                                                   ------
 ................................................................................
Net asset value, end of period                                     $10.65
                                                                   ======
 ................................................................................
Total return                                                         6.50%
 ................................................................................
Ratios/supplemental data
Net assets, end of period (thousands)                              $3,629
 ................................................................................
Ratios to average net assets:
        Total expenses                                               1.30%+
 ................................................................................
        Net investment income                                        0.61%+
 ................................................................................
Portfolio turnover rate                                                 0%
 ................................................................................

+   Annualized.

++  Less than one cent per share.

* For the period from September 1, 1998 (commencement of Class Y operations) to September 30, 1998.


26  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

OTHER FUND PRACTICES

The Funds may invest in futures and options. If a Fund invests in foreign securities, it may also invest in foreign currencies. The Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

In addition, the Funds may borrow money and lend their securities. Borrowing is a form of leverage, which may magnify a Fund's gain or loss. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

--------------------------------------------------------------------------------
Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.
--------------------------------------------------------------------------------

                                                       DOMESTIC GROWTH FUNDS  27

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund

Municipal Bond
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund
Tax Strategic Equity Fund
Masters Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898


28  DOMESTIC GROWTH FUNDS

--------------------------------------------------------------------------------
                             QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------

1  Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     . check your account
     . order a statement
     . get a Fund's current price, yield and total return
     . buy, redeem or exchange Fund shares

2  Non-retirement account holders
     Call 1-800-343-2898
     Each business day, 8 a.m. to 6 p.m.
     Eastern time to
     . buy, redeem or exchange shares
     . order applications
     . get assistance with your account

3  Information Line for Hearing and Speech
   Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m.
     Eastern time

4  Write us a letter
     Evergreen Service Company
     P.O. Box 2121
     Boston, MA  02106-2121
     . to buy, redeem or exchange shares
     . to change the registration on your account
     . for general correspondence

5  For express, registered or certified mail:
     Evergreen Service Company
     200 Berkeley Street
     Boston, MA  02116-5039

6  Contact us on-line:
     www.evergreen-funds.com

7  Regular communications you will receive:
     Account Statements -- You will receive
     quarterly statements for each Fund
     you invest in.

     Confirmation Notices -- We send a
     confirmation of any transaction you make within five days of the transaction.

     Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

     Evergreen Events -- You will receive a
     periodic newsletter published exclusively for
     Evergreen Funds' shareholders.

For More Information About the
Evergreen Domestic Growth Funds, Ask for:

The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days.

Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the SEC at 1-800-SEC-0330.


                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019


                                                                   (811-08413)
48813                                                               536114 RV5


                                                                  --------------
                                                                     BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   PERMIT NO. 19
                                                                    HUDSON, MA
                                                                  --------------

[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]

201 South College St.
Charlotte, NC 28288

                             EVERGREEN EQUITY TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                             EVERGREEN EQUITY TRUST

                              200 Berkeley Street
                          Boston, Massachusetts 02116
                                 (800) 633-2700

                             DOMESTIC GROWTH FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 1999


                          Evergreen Fund ("Evergreen")
                     Evergreen Micro Cap Fund ("Micro Cap")
             Evergreen Aggressive Growth Fund ("Aggressive Growth")
                         Evergreen Omega Fund ("Omega")
             Evergreen Small Company Growth Fund ("Small Company")
              Evergreen Strategic Growth Fund ("Strategic Growth")
                Evergreen Stock Selector Fund ("Stock Selector")
             Evergreen Tax Strategic Equity Fund ("Tax Strategic")
                       Evergreen Masters Fund ("Masters")


                     (Each a "Fund"; together, the "Funds")


         Each Fund is a series of Evergreen Equity Trust (the "Trust").


         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses of the Funds dated February 1, 1999 (except for Masters, which are dated January 4, 1999). The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund (other than Stock Selector, which offers only Class A and Class B shares) and one offering only Class Y shares of each Fund. You may obtain any of these prospectuses without charge by calling (800)-343-2898.

         Certain information may be incorporated by reference to the Funds Annual Report dated September 30, 1998. You may obtain a copy of the Annual Report without charge by calling (800)-343-2898.

                               TABLE OF CONTENTS

PART 1

TRUST HISTORY
INVESTMENT POLICIES
OTHER SECURITIES AND PRACTICES
PRINCIPAL HOLDERS OF FUND SHARES
EXPENSES
PERFORMANCE
COMPUTATION OF CLASS A OFFERING PRICE
SERVICE PROVIDERS
FINANCIAL STATEMENTS

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES
PURCHASE, REDEMPTION AND PRICING OF SHARES
SALES CHARGE WAIVERS AND REDUCTIONS
PERFORMANCE CALCULATIONS
PRINCIPAL UNDERWRITER
DISTRIBUTION EXPENSES UNDER RULE 12b-1
TAX INFORMATION
BROKERAGE
ORGANIZATION
INVESTMENT ADVISORY AGREEMENT
MANAGEMENT OF THE TRUST
CORPORATE AND MUNICIPAL BOND RATINGS
ADDITIONAL INFORMATION

                                     PART 1


                                 TRUST HISTORY

        The Evergreen Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.


                              INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

        Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

        1. Diversification

        Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

        Further Explanation of Diversification Policy:

        To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

        2. Concentration

        Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S.
government or its agencies or instrumentalities).

        Further Explanation of Concentration Policy:.

        Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

        3. Issuing Senior Securities

        Except as permitted under the 1940 Act, each Fund may not issue senior securities.


        4. Borrowing

        Each Fund may not borrow money, except to the extent permitted by applicable law.

        Further Explanation of Borrowing Policy:

        Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        5. Underwriting

        Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

        6. Real Estate

        Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

        7. Commodities

        Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

        8. Lending

        Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

        Further Explanation of Lending Policy:

        To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

        When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

        For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Options
Futures Transactions
Foreign Securities (not applicable to Evergreen, Micro Cap or Aggressive Growth) Foreign Currency Transactions (not applicable to Evergreen, Micro Cap or Aggressive Growth)
Illiquid and Restricted Securities Investment in Other
Investment Companies Short Sales


                        PRINCIPAL HOLDERS OF FUND SHARES

        As of December 31, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

        Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as ofDecember 31, 1998.


Evergreen Class A:

        None

Evergreen Class B:

        None

Evergreen Class C:

        Turtle & Co.                            7.853%
        P.O. Box 9427
        Boston, MA 02209-9427

        MLPF&S For the Sole Benefit             6.016%
        Of its Customers
        Attn: Fund Administration #97JB1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Evergreen Class Y:

        First Union National Bank/EB/INT        26.275%
        Reinvest Account
        Attn Trust Operations Fund Group
        401 S. Tryon St. 3rd FL CMG 1151
        Charlotte, NC 25208-1911

        First Union Nationa Bank/EB/INT 10.317%
        Cash Account
        Attn Trust Operations Fund Group
        401 S. Tryon St. 3rd FL CMG 1151
        Charlotte, NC 28202-1911

Micro Cap Class A:

        Dr. Paul Errera                         6.591%
        9 October Hill Rd.
        Woodbridge, CT 06525-1148

Micro Cap Class B:

        MLPF&S For the Sole Benefit             6.735%
        Of its Customers
        Attn: Fund Administration #97H76
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Micro Cap Class C:

        MLPF&S For the Sole Benefit             5.482%
        Of its Customers
        Attn: Fund Administration #97JA4
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Micro Cap Class Y:

        Stephen A. Lieber                       12.483%
        1210 Greacen Point Rd.
        Mamaroneck, NY 10543-4613

        Constance E. Lieber                     8.930%
        1210 Greacen Point Rd.
        Mamaroneck, NY 10543-4613

        Charles Schwab & Co. Inc.               8.891%
        Special Custody Account
        FBO Exclusive Benefit of Customers
        Reinvest Account Attn Mutual FD
        101 Montgomery St.
        San Francisco, CA 94104-4122

        CITIBANK NA                             8.106%
        Delta Airlines Master Trust 308235
        Joe Villella Citicorp Services
        3800 Citibank Center
        Attn: Carolyn Smith
        Tampa, FL 33610

        Aetna Life Insurance & Annuity          6.345%
        Central Valuation Unit
        Attn: Jackie Johnson-Conveyor TS 31
        151 Farmington Ave.
        Hartford, CT 06156-0001


Aggressive Growth Class A:

        MLPF&S For the Sole Benefit             10.270%
        Of its Customers
        Attn: Fund Administration #97212
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Aggressive Growth Class B:

        None

Aggressive Growth Class C:

        MLPF&S For the Sole Benefit             10.667%
        Of its Customers
        Attn: Fund Administration #97JA1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

        Lavedna Ellingson                       8.996%
        Douglas Ellingson JTWROS
        8510 McClintock
        Tempe, AZ 85284-2527

        Salomon Smith Barney Inc.               5.434%
        333 West 34th St. - 3rd FL
        New York, NY 10001

Aggressive Growth Class Y:

        First Union National Bank               51.677%
        Trust Accounts
        Attn: Ginny Batten
        11th Floor CMG-1151
        310 S. Tryon St.
        Charlotte, NC 28202-1910

        First Union National Bank               28.303%
        Trust Accounts
        Attn: Ginny Batten
        11th Floor CMG-1151
        301 S. Tryon St.
        Charlotte, NC 28202-1910

Omega Class A:

        None

Evergreen Omega Fund Class B:

        MLPF&S For the Sole Benefit             6.737%
        Of its Customers
        Attn: Fund Administration #97BP1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Omega Class C:

        MLPF&S For the Sole Benefit             24.259%
        Of its Customers
        Attn: Fund Administration #97BP5
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Omega Class Y:

        Pembroke Limited                        39.378%
        Craigmuir Chambers
        P.O. Box 71
        Road Town Tortola
        British Virgin Islands

        First Union National Bank               14.666%
        Re-invest Account
        Attn: Trust Operations Fund Group
        401 South Tryon St. 3rd FL
        Charlotte, NC 28202-1911

        First Union National Bank               9.980%
        Cash Account
        Attn: Trust Operations Group
        1525 West WT Harris BLVD
        Charlotte, NC 28262

        Hobert Z Cross & Hazel H Cross TR       6.519%
        Cross Family Rev Trust
        U/A/D 3-8-88
        5335 Fidler Ave.
        Lakewood, CA 90712-2001

Small Company Class A:

        ROFE & CO                               8.445%
        C/O State Street Bank & Trust Co.
        For Sub Account
        Kokusai Securities Co. Ltd.
        P.O. Box 5061
        Boston, MA 02206-5061

Small Company Class B:

        MLPF&S For the Sole Benefit             19.588%
        Of its Customers
        Attn: Fund Administration #98302
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Small Company Class C:

        MLPF&S For the Sole Benefit             40.828%
        Of its Customers
        Attn: Fund Administration #97JA1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

        J C Bradford & Co. Cust FBO             11.638%
        Consolidated Investors
        330 Commerce St.
        Nashville, TN 37201-1809

        State  Street BK and TR CO Cust          8.618%
        Rollover IRA FBO Mark  Loveland
        2701 Westheimer Rd. #12H
        Houston, TX 77098-1238

Small Company Class Y:

        First Union National Bank               47.492%
        Cash Account
        Attn Trust Operation Fund Group
        401 South Tryon St. 3rd FL
        Charlotte, NC 28202-1911

        Pembroke Limited                        41.841%
        Craigmuir Chambers
        P.O. Box 71
        Road Town Tortola
        British Virgin Islands

        First Union National Bank               5.972%
        Re-Invest Account
        Attn Trust Operations Fund Group
        401 South Tryon St. 3rd FL
        Charlotte, NC 28202-1911

Strategic Growth Class A:

        None

Strategic Growth Class B:

        None

Strategic Growth Class C:

        State  Street BK and TR CO Cust         5.970%
        Edward W  Sparrow  Hosp TSA FBO
        Dennis Allen Swan
        3741 Chippendale
        Okemos, MI 48864-3861

        State Street BK and TR CO Cust          5.392%
        Rollover IRA FBO
        Sandra K. Rosenberg
        1558 Park Circle
        Mendota Heights, MN 55118

        State Street BK and TR CO Cust          5.335%
        SARSEP IRA FBO Scott Staley
        395 E Richards Rd.
        Oregon, WI 53575

        State Street BK and TR CO Cust          5.250%
        IRA FBO
        William B. Read
        100 Christwood Blvd. Apt 225
        Covington, LA 70433-4603

Stock Selector Class A:

        None

Stock Selector Class B:

        OFP Limited Partnership                57.562%
        P O Box 5430
        Incline Village, NV 89450-5430

Stock Selector Class C:

        None

Stock Selector Class Y:

        First Union Natl BK BK/EB/INT           90.310%
        Reinvest Account
        Attn Trust Oper FD GRP
        401 S Tryon St. 3rd FL CMG 1151
        Charlotte, NC 28202-1911

        First Union Natl BK BK/EB/INT           5.254%
        Cash Account
        Attn: Trust Oper FD GRP
        401 S. Tryon St. 3rd FL CMG 1151
        Charlotte, NC 28202-1911


Tax Strategic Class A:

        First Union Brokerage Services          11.724%
        Thomas K. Morton and
        A/C 6066-1004
        961 Lew Blvd.
        St. Augustine, FL 32084

        First Union Brokerage Services          11.724%
        William K Morton and
        Leslie H. Morton JTWROS
        A/C 6066-3284
        2 Viejo St.
        St Augustine, FL 32084

        Thomas G. Henry                         7.949%
        Rita E Henry JT WROS
        60 Mountain Rd.
        York, PA 17402-7754

        Dwight R. Markey &                      5.686%
        Treva R Markey JT TEN
        2710 Joppa Rd.
        York, PA 17403-5152

        Harvey S. Kline                         5.094%
        Ruth Z Kline  TTEES M/B
        Harvey S & Ruth Z Kline
        Trust U/A DTD 10-13-92
        207-C Hope Lane
        New Oxford, PA 17350-8528

Tax Strategic Class B:

        Svea Erikson TTEE                       9.082%
        Alice Johanson Rev Liv Trust
        U/A DTD 12-07-94
        5959 Parkwalk Circle W
        Boynton Beach, FL 33437-2349

        First Union Brokerage Services          7.252%
        Sarah T Driggers and
        A/C 2819-4486
        4973 San Pable Road S
        Jacksonville, FL 32224

        MLPF&S For the Sole Benefit             5.717%
        Of its Customers
        Attn: Fund Administration #97YU0
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Tax Strategic Class C:

        MLPF&S For the Sole Benefit             23.576%
        Of its Customers
        Attn: Fund Administration #97YU1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

        NFSC FEBO # A7D-061336                  16.266%
        Nancy J. Vandenput
        Donald H. Vandenput
        1314 Orlando Dr.
        Green Bay, WI 54313

        NFSC FEBO #A7D-134090                   14.538%
        Dian H Crawford
        300 ST Joseph St.
        Suite 25
        Green Bay, WI 54301

        Carolyn R Penrose TTEE                   8.591%
        Carolyn R Penrose Trust
        U/A DTD 02/10/92 1125 Laplaloma Blvd.

        Gail F Vanderperren                      5.734%
        TOD Patrick Jay
        1665 Lennwood St.
        Green Bay, WI 54303

Tax Strategic Class Y:

        Stephen A. Lieber                       28.777%
        1210 Greacen Point Rd.
        Mamaroneck, NY 10543-4613

        L. Charles Hilton Jr.                   26.596%
        Lela G Hilton JTWROS
        4116 North Highway 231
        Panama City, FL 32404

        Samuel A. Lieber TTEE                   14.389%
        Janice Ruth Lieber Trust
        U/A/D 2-22-1995
        1210 Greacen Point Rd.
        Mamaroneck, Ny 10543-4613

        Nola Maddox Falcone                     14.232%
        70 Drake Rd.
        Scarsdale, NY 10583-6447



                                    EXPENSES


Advisory Fees

        Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

        Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Evergreen and Micro Cap. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:


Average Daily Net Assets                Fee
-------------------------               -----
first $750 million                      1.00%

next $250 million                       0.90%

over $1 billion                         0.80%


        EAMC is also the investment advisor to Tax Strategic. EAMC is entitled to receive from Tax Strategic an annual fee equal to 0.95% of the average daily net assets of the Fund. Lieber & Company acts as sub-advisor to the Fund, and is reimbursed by EAMC for the costs of providing sub-advisory services.

        Evergreen Investment Management ("EIM"), formerly the Capital Management Group of First Union National Bank, is the investment advisor to Aggressive Growth. EIM is entitled to receive from Aggressive Growth an annual fee equal to 0.60% of the average daily net assets of the Fund.

        EIM is also the investment advisor to Masters. EIM is entitled to receive from Masters an annual fee equal to 0.95% of the average daily net assets of the Fund.

        Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Omega. EIMC is entitled to receive from Omega an annual fee based on the Fund's average daily net assets, as follows:



Average Daily Net Assets           Fee
---------------------------        ----
first $250 million                 0.75%

next $250 million                  0.675%

next $500 million                  0.60%

over  $1 billion                   0.50%


        EIMC is also the investment advisor to Small Company and Strategic Growth. EIMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:



Average Daily Net Assets           Fee
-------------------------          ----
first $100 million                 0.70%

next $100 million                  0.65%

next $100 million                  0.60%

next $100 million                  0.55%

next $100 million                  0.50%

next $500 million                  0.45%

next $500 million                  0.40%

over $1.5 billion                  0.35%


        Meridian Investment Company ("MIC") is the investment advisor to Stock Selector. MIC is entitled to receive from Stock Selector an annual fee equal to 0.74% of the average daily net assets of the Fund, MIC has agreed to limit the expenses of the Fund until August 2000

Advisory Fees Paid

        Below are the advisory fees paid by each Fund for the last three fiscal periods. Information for Masters is not available since the Fund commenced operations on 1/4/99.


Fund/Fiscal Year or Period              Advisory Fee             Waiver

Year or Period Ended 1998

Evergreen (Year ended 9/30/98)          $17,536,054              -0-

Micro Cap (Year ended 9/30/98)          $615,473                 -0-

Aggressive Growth (Year ended 9/30/98)  $1,390,081               -0-

Omega (Year ended 9/30/98)              $2,214,127               -0-

Small Company (Year ended 9/30/98)      $6,367,129               -0-

Strategic Growth (Year ended 9/30/98)   $4,870,007               -0-

Stock Selector (Three months
ended 9/30/98)                          $968,973                 $85,492

Stock Selector (Year ended 6/30/98)     $4,270,615               -0-

Tax Strategic (One month ended 9/30/98) $2,079                   $2,079

Year or Period Ended 1997

Evergreen (Year ended 9/30/97)          $13,089,112              -0-

Micro Cap (Year ended 9/30/97)          $428,047                 -0-

Aggressive Growth (Year ended 9/30/97)  $1,013,344               -0-

Omega (Nine months ended 9/30/97)       $1,480,178               -0-

Small Company (Four months
ended 9/30/97)                          $2,387,425               -0-

Small Company (Year ended 5/31/97)      $7,788,033               -0-

Strategic Growth (Eleven months
ended 9/30/97)                          $3,205,753               -0-

Stock Selector (Year Ended 6/30/97)     $3,459,108               -0-

Tax Strategic (N/A)                     N/A                      N/A

Year or Period Ended 1996

Evergreen (Year ended 9/30/96)          $9,145,287               $9,740

Micro Cap (Year ended 9/30/96)          $510,421                 -0-

Aggressive Growth (Year ended (9/30/96) $612,492                 -0-

Omega (Year ended 12/31/96)             $1,831,142               -0-

Small Company (Year ended 5/31/96)      $8,473,139               -0-

Strategic Growth (Year ended 10/31/96)  $2,994,500               -0-

Stock Selector (Year Ended 6/30/96)     $1,973,776               -0-

Tax Strategic (N/A)                     N/A                      N/A


Brokerage Commissions

        Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.


Fund/Fiscal Year or Period              Total Paid to       Total Paid to Lieber
                                        All Brokers

Year or Period Ended 1998
----------------------------------      --------------      -------------------
Evergreen (Year ended 9/30/98)          $507,457            $405,182

Micro Cap (Year ended 9/30/98)          $96,323             $56,631

Aggressive Growth (Year ended 9/30/98)  $127,761            N/A

Omega (Year ended 9/30/98)              $512,446            N/A

Small Company (Year ended 9/30/98)      $2,527,607          N/A

Strategic Growth (Year ended 9/30/98)   $162,350            N/A

Stock Selector (Three months
ended 9/30/98)                          $81,289             N/A

Stock Selector (Year ended 6/30/98)     $840,644            N/A

Tax Strategic (One month ended 9/30/98) $5,853              $5,653

Year or Period Ended 1997
----------------------------------      --------------      -------------------
Evergreen (Year ended 9/30/97)          $503,276            $416,953

Micro Cap (Year ended 9/30/97)          $91,568             $61,717

Aggressive Growth (Year ended 9/30/97)  $677,860            N/A

Omega (Nine months ended 9/30/97)       $403,294            N/A

Small Company (Year ended 5/31/97)      $1,891,397          N/A

Strategic Growth (Eleven months
ended 9/30/97)                          $1,144,065          N/A

Stock Selector (Year ended 6/30/97)     $1,026,435          N/A

Tax Strategic (N/A)                     N/A                 N/A

Year or Period Ended 1996
----------------------------------      --------------      -------------------
Evergreen (Year ended 9/30/96)          $590,105            $515,522

Micro Cap (Year ended 9/30/96)          $317,058            $153,596

Aggressive Growth (Year ended 9/30/96)  $119,584            N/A

Omega (Year ended 12/31/96)             $829,479            N/A

Small Company (Year ended 5/31/96)      $2,853,950          N/A

Strategic Growth (Year ended 10/31/96)  $1,990,208          N/A

Stock Selector (Year ended 6/30/96)     $1,422,984          N/A

Tax Strategic (N/A)                     N/A                 N/A


Percentage of Brokerage Commissions Paid to Lieber & Company

        The table below shows, for the fiscal year or period ended September 30, 1998, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

                                                       Percentage of
                              Percentage of            Commissionable
                              Commissions to           Transactions through
Fund                          Lieber & Company         Lieber & Company

Evergreen                     79.85%                   72.97%

Micro Cap                     58.80%                   51.98%

Tax Strategic                 96.58%                   94.74%


Underwriting Commissions

        Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.

                                   Total          Underwriting
                                   Underwriting   Commissions
Fund/Fiscal Year or Period         Commissions    Retained

Year or Period Ended 1998

Evergreen (Year ended 9/30/98)     $10,689,087    $233,260

Micro Cap (Year ended 9/30/98)     $331,040       $10,258

Aggressive Growth (Year
ended 9/30/98)                     $414,138       $19,289

Omega (Year ended 9/30/98)         $790,103       $25,765

Small Company (Year ended 9/30/98) $958,402       $2,569

Strategic Growth (Year
ended 9/30/98)                     $883,936       $12,462

Stock Selector (Year
Ended 6/30/98)                     $110,148       $10,160

Stock Selector (Three months
ended 9/30/98)                     $5,836         $324

Tax Strategic (One month
ended 9/30/98)                     $477           $52

Year or Period Ended 1997

Evergreen (Year ended 9/30/97)     $1,464,361     $129,417

Micro Cap (Year ended 9/30/97)     $2,223         $300

Aggressive Growth (Year
ended 9/30/97)                     $278,145       $21,472

Omega (Nine months ended 9/30/97)  $254,113       $19,806

Small Company (Four months
ended 9/30/97)                     $878,274       $22,796

Small Company (Year ended 5/31/97) $17,885,604    $13,187,854

Strategic Growth (Eleven months
ended 9/30/97)                     $646,769       $14,708

Stock Selector (Year
ended 6/30/97)                     $96,837        $4,819

Tax Strategic (N/A)                N/A            N/A

Year or Period Ended 1996

Evergreen (Year ended 9/30/96)     $1,462,012     $157,233

Micro Cap (Year ended 9/30/96)     $2,963         $188

Aggressive Growth (Year
ended 9/30/96)                     $185,835       $22,742

Omega (Year ended 12/31/96)        $983,621       $759,394

Small Company (Year ended 5/31/96) $15,690,812    ($5,933,719)

Strategic Growth (Year
ended 10/31/96)                    $4,093,912     $2,049,519

Stock Selector (Year
ended 6/30/96)                     $12,612        $1,710

Tax Strategic (N/A)                N/A            N/A


12b-1 Fees

        Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended September 30, 1998. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.

Fund                     Class A                       Class B                        Class C

               Distribution   Service Fees   Distribution  Service Fees    Distribution   Service
               Fees                          Fees                          Fees           Fees
Evergreen      -0-            $487,965       $4,642,418    $1,547,473      $89,549        $29,850

Micro Cap      -0-            $11,483        $29,627        $9,876         $21,463        $7,154

Aggressive
Growth         -0-            $386,073       $294,671       $98,224        $25,518        $8,506

Omega          -0-            $369,456       $878,159       $292,789       $117,485       $39,162

Small Company  -0-            $1,539,502     $2,345,500     $1,267,915     $26,072        $8,690

Strategic
Growth         -0-            $1,356,293     $1,239,580     $720,005       $1,151         $383

Stock Selector -0-            $11,597        $671           $223           -0-            -0-

Tax Strategic  -0-            $1             -0-            -0-            -0-            -0-


Trustee Compensation

        Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended September 30, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


                                                  Total Compensation
                         Aggregate                from Trust and Fund
                         Compensation from        Complex Paid to
Trustee                  Trust                    Trustees**

Laurence B. Ashkin       $27,177                  $73,450

Charles A. Austin, III   $23,723                  $65,450

K. Dun Gifford           $23,091                  $63,575

James S. Howell          $35,759                  $99,425

Leroy Keith Jr.          $23,091                  $63,575

Gerald M. McDonnell      $28,937                  $79,200

Thomas L. McVerry        $31,955                  $88,275

William Walt Pettit      $26,529                  $72,325

David M. Richardson      $22,878                  $62,950

Russell A. Salton, III   $29,569                  $81,625

Michael S. Scofield      $29,771                  $81,924

Richard J. Shima         $25,585                  $70,150

Robert J. Jeffries*      $9,702                   $28,437

Foster Bam*              $16,951                  $42,950

                *Former Trustee; retired as of December 31, 1997.
                **Certain  Trustees  have  elected to defer all or part of their total  compensation  for the twelve months ended
                    September 30, 1998. The amounts listed below will be payable in later years to the respective Trustees:

                Austin          $8,512
                McVerry         $88,275
                Howell          $76,119
                Salton          $81,625
                Petit           $72,325
                McDonnell       $79,200
                Scofield        $11,740


                                  PERFORMANCE

Total Return

        Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 1998. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.

                                             Ten Years or
Fund/Class     One Year       Five Years     Since Inception     Inception Date

Evergreen

Class A        -10.07%        13.77%          11.57%            1/3/95

Class B        -10.77%        14.07%          11.83%             1/3/95

Class C        -7.11%         14.30%          11.83%              1/3/95

Class Y        -5.25%         15.16%          12.25%              10/15/71

Micro Cap

Class A        -25.22%        3.66%            8.87%               1/3/95

Class B        -25.76%        3.81%            9.10%               1/3/95

Class C        -22.79%        4.12%            9.11%               1/3/95

Class Y        -21.28%        4.85%            9.49%              6/1/83

Aggressive Growth

Class A        -10.40%        9.04%          15.75%              4/15/83

Class B        -11.30%        9.34%          16.05%              7/7/95

Class C        -7.76%         9.59%          16.04%              8/3/95

Class Y        -5.43%         10.31%         16.42%              7/11/95

Omega

Class A        -0.53%         11.24%         16.08%              4/29/68

Class B        -1.04%         11.07%         16.12%              8/2/93

Class C        2.80%          11.37%         16.15%              8/2/93

Class Y        4.67%          12.37%         16..67%             1/13/97

Small Company

Class A        -36.69%           1.47%          12.06%             1/20/98

Class B        -36.92%           1.50%          11.96%             9/11/35

Class C        -34.48%           1.75%          11.68%             1/26/98

Class Y        -33.25%           2.76%          12.91%            1/26/98

Strategic Growth

Class A        -.53%            13.20%          14.78%               1/20/98

Class B        -0.67%           13.50%          14.84%              9/11/35

Class C        2.90%            13.50%          14.40%               1/22/98

Stock Selector

Class A        -15.99%        13.78%         14.42%              2/28/90

Class B        -24.52         12.49%         13.82%             11/7/97

Class Y        -11.56%        15.04%         15.16%              2/21/95

Tax Strategic

Class A        N/A            N/A            1.43%               9/4/98

Class B        N/A            N/A            N/A                 N/A

Class C        N/A            N/A            N/A                 N/A

Class Y        N/A            N/A            6.50%               9/1/98


                     COMPUTATION OF CLASS A OFFERING PRICE

        Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal year or period. For more information, see "Purchase, Redemption and Pricing of Shares."

                                        Per Share           Offering
Fund           Date      Net Asset      Sales               Price Per
                         Value          Charge              Share

Evergreen      9/30/98   $21.11         4.75%               $22.16

Micro Cap      9/30/98   $19.88         4.75%               $20.87

Aggressive
Growth         9/30/98   $21.26         4.75%               $22.32

Omega          9/30/98   $21.50         4.75%               $22.57

Small Company  9/30/98   $5.72          4.75%               $6.01

Strategic
Growth         9/30/98   $9.67          4.75%               $10.15

Stock Selector 9/30/98   $18.34         4.75%               $19.25

Tax Strategic  9/30/98   $10.65         4.75%               $11.18



                               SERVICE PROVIDERS

Administrator

        Evergreen Investment Services, Inc. ("EIS") serves as administrator for aggressive Growth and Tax Strategic, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:



Assets                   Fee
-----------------        ------
first $7 billion         0.050%

next $3 billion          0.035%

next $5 billion          0.030%

next $10 billion         0.020%

next $5 billion          0.015%

over $30 billion         0.010%


         EIS also provides facilities, equipment and personnel to Evergreen, Micro Cap, Omega, Small Company and Strategic Growth on behalf of the investment advisor. Omega, Small Company and Strategic Growth reimburse EIS for providing such services.

Transfer Agent

        Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:

                              Annual Fee          Annual Fee
                              Per Open            Per Closed
Fund Type                     Account*            Account**

Monthly Dividend Funds        $25.50              $9.00

Quarterly Dividend Funds      $24.50              $9.00

Semiannual Dividend Funds     $23.50              $9.00

Annual Dividend Funds         $23.50              $9.00

Money Market Funds            $25.50              $9.00


                *For shareholder accounts only. The Fund pays ESC cost plus 15%
                 for broker accounts.
               **Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen  Distributor,   Inc.  (  "EDI")  markets  the  Funds  through
broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

Independent Auditors

        KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Omega, Small Company, Strategic Growth and Tax Strategic.

        PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the financial statements of Evergreen, Micro Cap, Aggressive Growth and Stock Selector.

Custodian

        State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

     The financial statements for Stock Selector for the periods from November 1, 1995 through June 30, 1998 have been audited by Ernst & Young, LLP, independent auditors. The financial statements of Stock Selector for the three month period ended September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Reports of Ernst & Young LLP for the period ended June 30, 1998 and PricewaterhouseCoopers LLP for the period ended September 30, 1998 on the financial statements for Stock Selector appear in the Fund's Annual Reports which are incorporated by reference. The financial statements for Omega, Small Company, Strategic Growth and Tax Strategic have been audited by KPMG Peat Marwick LLP, independent auditors. A report of KPMG Peat Marwick LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. The financial statements for Evergreen, Micro Cap and Aggressive Growth have been audited by PricewaterhouseCoopers LLP, independent auditors. A report of PricewaterhouseCoopers LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. Annual Reports may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.

                                EVERGREEN FUNDS
                  Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

        The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

        These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

        (i) Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

       (ii)  Home Administration;

      (iii)  Federal Home Loan Banks;

       (iv)  Federal Home Loan Mortgage Corporation;

        (v)  Federal National Mortgage Association; and

       (vi)  Student Loan Marketing Association.


     Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

        Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

        The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

        The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

        As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

        When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

        The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

        The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

        The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

        The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

        The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

        Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

        A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

        The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

        As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

        (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

        (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

        The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

        The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

        The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower it's value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

        The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

        The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

        The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

        The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

        From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

     The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon Zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

        With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

        No front-end  sales  charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

        The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                               CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase. ........................5.00%
Second 12-month period following the month of purchase..........4.00%
Third 12-month period following the month of purchase...........3.00%
Fourth 12-month period following the month of purchase..........3.00%
Fifth 12-month period following the month of purchase...........2.00%
Sixth 12-month period following the month of purchase...........1.00%
Thereafter......................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

        No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, MIC, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CHARITABLE SHARES

        Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


                      SALES CHARGE WAIVERS AND REDUCTIONS

        The  following   information   is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

        If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

        You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

        You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

        You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

        The Fund may sell its shares at net asset value without an initial sales charge to:

        1.  purchasers of shares in the amount of $1 million or more;

        2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

        3. institutional investors, which may include bank trust departments and registered investment advisors;

        4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

        5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

        6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

        7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

        8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

        9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

        With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only.
 Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

        The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9.  a  financial   hardship   withdrawal  made  by  a  retirement  plan
participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund other that the Evergreen Select Funds. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

        As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

        The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days theNew York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

(1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

(2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

(3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

(4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

(5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:
                            n
                    P(1 + T)  = ERV

        P = initial payment of $1,000
        T = average  total  return
        N = number of  years
        ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                                 6
               Yield=2[(a - b + 1) - 1
                        -----
                         cd
Where:
     a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
     d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:
                                                            365/7
               Effective Yield = [(base period return)] + 1)     ] - 1


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                Tax Equivalent Yield =     Yield
                                      -------------------
                                      1 - Income Tax Rate

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

        The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

        The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

        All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

        The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

        The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

        The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

        From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its, Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A             0.75%*

Class B             1.00%

Class C             1.00%

Institutional
Service             0.35%*

*Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.


         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A        0.25%*

Class B        1.00%

Class C        1.00%

*May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

(1) to compensate broker-dealers or other persons for distributing Fund shares;

(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

(3) to otherwise promote the sale of Fund shares.


         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

        Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

        Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

        The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

        Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

        The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

        In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

        All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

        To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

        From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

        Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

        Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

        Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                   BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1.      ability to provide the best net financial result to the Fund;
2.      efficiency in handling trades;
3.      ability to trade large blocks of securities;
4.      readiness to handle difficult trades;
5.      financial strength and stability; and
6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and
        (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

        The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

        Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

        After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

        The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

        On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Masters ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

        If the Fund is Masters, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.


        The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Masters only)

         Masters' investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are, EAMC MFS Institutional Advisors, Inc. ("MFS"),
OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

         The Trust and FUNB have received an order from, the SEC that will permit the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex..

Name                     Position with Trust  Principal Occupations for Last Five Years
Laurence B. Ashkin       Trustee             Real estate  developer  and  construction  consultant;  and President of
(DOB: 2/2/28)                                Centrum  Equities and Centrum Properties, Inc.

Charles A. Austin III    Trustee             Investment Counselor to Appleton Partners, Inc.; former Director, Executive Vice
(DOB: 10/23/34)                              President and Treasurer,  State Street Research & Management Company (investment advice);  Director,  The Andover Companies (Insurance);  and Trustee,  Arthritis
                                             Foundation of New England

K. Dun Gifford           Trustee             Trustee,  Treasurer and Chairman of the Finance  Committee,  Cambridge  College;
(DOB: 10/12/38)                              Chairman Emeritus and Director,  American  Institute of Food and Wine;  Chairman
                                             and  President,  Oldways  Preservation  and Exchange Trust  (education);  former
                                             Chairman  of the Board,  Director,  and  Executive  Vice  President,  The London
                                             Harness Company; former Managing Partner,  Roscommon Capital Corp.; former Chief
                                             Executive  Officer,  Gifford  Gifts of Fine  Foods;  former  Chairman,  Gifford,
                                             Drescher & Associates (environmental consulting)

James S. Howell          Chairman of the     Former  Chairman of the  Distribution  Foundation for the Carolinas;  and former
(DOB: 8/13/24)           Board of Trustees   Vice President of Lance Inc. (food manufacturing).

Leroy Keith, Jr.         Trustee             Chairman of the Board and Chief  Executive  Officer,  Carson  Products  Company;
(DOB: 2/14/39)                               Director of Phoenix  Total  Return Fund and  Equifax,  Inc.;  Trustee of Phoenix
                                             Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                             and former President, Morehouse College.

Gerald M. McDonnell      Trustee             Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                               (steel producer).

Thomas  L. McVerry       Trustee             Former Vice President and Director of Rexham  Corporation  (manufacturing);  and
(DOB: 8/2/39)                                former Director of Carolina Cooperative Federal Credit Union.

William Walt  Pettit     Trustee             Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson      Trustee             Vice  Chair  and  former  Executive  Vice  President,  DHR  International,  Inc.
(DOB: 9/14/41)                               (executive recruitment); former Senior Vice President, Boyden International Inc.
                                             (executive recruitment);  and Director, Commerce and Industry Association of New
                                             Jersey, 411 International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD Trustee            Medical Director, U.S. Health Care/Aetna Health Services;  former Managed Health
 (DOB: 6/2/47)                               Care Consultant; and former President, Primary Physician Care.

Michael S. Scofield      Trustee             Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima         Trustee             Former Chairman,  Environmental  Warranty,  Inc. (insurance  agency);  Executive
(DOB: 8/11/39)                               Consultant,  Drake  Beam  Morin,  Inc.  (executive  outplacement);  Director  of
                                             Connecticut  Natural  Gas  Corporation,  -Hartford  Hospital,  Old  State  House
                                             Association, Middlesex Mutual Assurance Company, and Enhance Financial Services,
                                             Inc.; Chairman,  Board of Trustees,  Hartford Graduate Center; Trustee,  Greater
                                             Hartford YMCA; former Director,  Vice Chairman and Chief Investment Officer, The
                                             Travelers  Corporation;  former  Trustee,  Kingswood-Oxford  School;  and former
                                             Managing Director and Consultant, Russell Miller, Inc.

William J. Tomko*        President and       Executive Vice President/Operations, BISYS Fund Services.
(DOB:8/30/58)            Treasurer

Nimish S. Bhatt*         Vice President and  Vice  President,  Tax, BISYS Fund  Services;  former  Assistant Vice  President,
(DOB: 6/6/63)            Assistant Treasurer EAMC/First Union Bank; former Senior Tax Consulting/Acting  Manager,  Investment
                                             Companies Group, PricewaterhouseCoopers LLP, New York.


Bryan Haft*               Vice President     Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce        Secretary           Senior Vice President and Assistant  General Counsel,  First Union  Corporation;
(DOB: 4/20/60)                               former  Senior  Vice  President  and  General   Counsel,   Colonial   Management
                                             Associates, Inc.


*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S             S&P            FITCH          Credit Quality

Aaa                 AAA            AAA            Excellent Quality (lowest risk)

Aa                  AA             AA             Almost Excellent Quality (very low risk)

A                   A              A              Good Quality (low risk)

Baa                 BBB            BBB            Satisfactory Quality (some risk)

Ba                  BB             BB             Questionable Quality (definite risk)

B                   B              B              Low Quality (high risk)

Caa/Ca/C            CCC/CC/C       CCC/CC/C       In or Near Default

                    D              DDD/DD/D       In Default


CORPORATE BONDS

LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

- On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor?s capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor?s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor?s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor?s inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

- On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added ?+? to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                                MUNICIPAL BONDS

                               LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor?s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor?s capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

        Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

        The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                             EVERGREEN EQUITY TRUST

                                     PART C


Item 23    Exhibits


     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997


(c)       Provisions of instruments defining the rights          Incorporated by reference to
          of holders of the securities being registered          Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on October 8, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII.


(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Evergreen Investment Management Company                Registrant's Registration Statement
          (formerly Keystone Investment Management                Filed on March 12, 1998
          Company)

(d)(4)    Investment Advisory and Management
          Agreement between the Registrant and
          Meridian Investment Company


(d)(5)    Sub-advisory Agreement between Evergreen Asset         Incorporated by reference to
          Management Corp. and Lieber & Company                  Post-Effective Amendment No.9 to
                                                                 Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(d)(6)    Portfolio Management Agreement between
          OppenheimerFunds, Inc. and First Union
          National Bank

(d)(7)    Portfolio Management Agreement between
          MFS Institutional Advisors, Inc. and First
          Union National Bank

(d)(8)    Portfolio Management Agreement between
          Putnam Investment Management, Inc. and First
          Union National Bank

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


(e)(7)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(8)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997
(j)(1)    Consent of KPMG Peat Marwick LLP

(j)(2)    Consent of PricewaterhouseCoopers LLP

(j)(3)    Consent of Ernst & Young LLP

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(5)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(n)        Financial Data Schedules

(o)        Not applicable

(p)        Multiple Class Plan                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997





Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriter in the last fiscal year.






Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the ___th day of January, 1999.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the __th day of January, 1999.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonnell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Catherine Foley
-------------------------------
Catherine Foley
Attorney-in-Fact


     *Catherine Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

(d)(4)     Investment Advisory and Management
           Agreement between the Registrant and
           Meridian Investment Company

(d)(6)     Portfolio Management Agreement between
           OppenheimerFunds, Inc. and First
           Union National Bank

(d)(7)     Portfolio Management Agreement between
           MFS Institutional Advisors, Inc. and First
           Union National Bank

(d)(8)     Portfolio Management Agreement between
           Putnam Investment Management, Inc. and First
           Union National Bank

(j)(1)     Consent of KPMG Peat Marwick LLP

(j)(2)     Consent of PricewaterhouseCoopers LLP

(j)(3)     Consent of Ernst & Young LLP

(n)        Financial Data Schedules